Nuveen Kansas Municipal Bond Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.7%
	MUNICIPAL BONDS – 98.6%
	Consumer Staples – 5.3%
$7,080	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	$7,356,403
995	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	1,157,872
1,535	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2002, 5.500%, 5/15/39	9/21 at 100.00	Ba1	1,576,199
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.000%, 6/01/29	6/27 at 100.00	BBB	611,790
985	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	9/21 at 100.00	N/R	985,601
730	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	803,650
625	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	670,450
320	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	380,515
2,510	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,771,693
15,280	Total Consumer Staples			16,314,173
	Education and Civic Organizations – 3.8%
	Kansas City Kansas Community College, Wyandotte County, Kansas, Auxiliary Enterprise System Revenue Bonds, Series 2021:
3,000	4.000%, 9/01/47	9/30 at 100.00	A	3,447,120
2,000	4.000%, 9/01/52	9/30 at 100.00	A	2,288,800
1,655	Kansas Development Finance Authority, Revenue Bonds, Kansas State University Housing Project, Series 2014D-2, 4.000%, 4/01/33	4/22 at 100.00	Aa3	1,686,279
250	Kansas Development Finance Authority, Revenue Bonds, Kansas State University Projects, Refunding Series 2016A, 4.000%, 3/01/27	3/24 at 100.00	Aa3	270,228
1,000	Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project, Refunding Series 2011A, 6.500%, 9/01/32 (4)	9/21 at 100.00	N/R	310,000
3,135	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	3,600,516
11,040	Total Education and Civic Organizations			11,602,943
	Financials – 0.5%
1,020	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A2	1,466,525

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 6.7%
$385	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39	8/29 at 100.00	BBB+	$483,052
	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016:
1,075	5.000%, 12/01/36	12/26 at 100.00	Ba1	1,244,269
400	5.000%, 12/01/41	12/26 at 100.00	Ba1	459,252
875	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	AA+	1,059,354
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc, Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,104,400
	Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B:
740	5.000%, 11/15/54(Mandatory Put 11/15/31)	No Opt. Call	AA	1,013,571
325	5.000%, 11/15/54(Mandatory Put 11/15/28)	No Opt. Call	AA	420,566
	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A:
305	5.000%, 7/01/43	7/28 at 100.00	A	372,381
5,000	5.000%, 7/01/48	7/28 at 100.00	A	6,067,600
285	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021C, 5.000%, 11/15/52 (Mandatory Put 11/15/26)	No Opt. Call	AA	350,829
2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45	9/25 at 100.00	AA-	2,309,040
	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, University of Kansas Health System, Series 2019B:
2,205	4.000%, 3/01/37	3/30 at 100.00	AA-	2,643,596
1,490	4.000%, 3/01/38	3/30 at 100.00	AA-	1,779,418
17,085	Total Health Care			20,307,328
	Industrials – 1.1%
1,415	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	1,456,162
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	1,090,910
205	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	221,193
435	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	480,984
3,055	Total Industrials			3,249,249
	Long-Term Care – 2.0%
2,500	Kansas Development Finance Authority Revenue Bonds, Village Shalom Project, Series 2018A, 5.250%, 11/15/53	11/23 at 103.75	N/R	2,534,200
2,715	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2013IV-A, 6.375%, 5/15/43	5/23 at 100.00	N/R	2,875,620

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$665	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.625%, 5/15/44	5/24 at 100.00	N/R	$707,819
5,880	Total Long-Term Care			6,117,639
	Tax Obligation/General – 23.6%
	Allen County Unified School District 257 Iola, Kansas, General Obligation Bonds, School Building Series 2019A:
1,120	4.000%, 9/01/33 – BAM Insured	9/28 at 100.00	AA	1,309,381
1,150	4.000%, 9/01/34 – BAM Insured	9/28 at 100.00	AA	1,339,819
1,000	Butler County Unified School District 490, Kansas, General Obligation Bonds, Refunding Series 2016A, 4.000%, 9/01/35 – BAM Insured	9/26 at 100.00	AA	1,147,480
	Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds, School Series 2020A:
2,000	3.000%, 10/01/28	No Opt. Call	Aaa	2,307,100
2,500	2.500%, 10/01/39	10/30 at 100.00	Aaa	2,608,450
2,250	Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds, Series 2012A, 5.000%, 10/01/23 – NPFG Insured	10/22 at 100.00	Aaa	2,368,485
2,000	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2012A, 5.000%, 10/01/23	10/22 at 100.00	AA-	2,103,520
2,200	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2013A, 5.000%, 10/01/28	10/23 at 100.00	AA-	2,411,970
1,490	Johnson County Unified School District 231 Gardner Edgerton, Kansas, General Obligation Bonds, Refunding & Improvement Series 2016A, 5.000%, 10/01/33	10/25 at 100.00	AA-	1,756,263
10,000	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding & Improvement Series 2021A, 3.000%, 10/01/41	10/30 at 100.00	Aaa	11,115,700
500	Johnson County, Kansas, General Obligation Bonds, General Improvement Series 2016A, 5.000%, 9/01/24	No Opt. Call	AAA	571,800
5,000	Johnson County, Kansas, General Obligation Bonds, Internal Improvement Series 2018A, 4.000%, 9/01/34	9/27 at 100.00	AAA	5,923,550
620	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Refunding Series 2016, 5.000%, 9/01/26	No Opt. Call	A1	754,776
1,000	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Series 2018A, 5.000%, 9/01/34	9/27 at 100.00	A1	1,235,170
1,000	Leavenworth County Unified School District 464, Tonganoxie, Kansas, General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 9/01/45	9/27 at 100.00	A1	1,129,450
2,575	Lyon County Unified School District 253 Emporia, Kansas, General Obligation Bonds, Series 2019, 4.000%, 9/01/48	9/27 at 100.00	A1	2,941,603
2,345	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2011A, 5.500%, 7/01/27 – AGM Insured	10/21 at 100.00	AA	2,372,085
8,960	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2012A, 5.000%, 7/01/35 – AGM Insured	7/22 at 100.00	AA	9,202,547
	Reno County, Kansas, General Obligation Bonds, Refunding & Improvement Series 2021:
205	3.000%, 9/01/31	9/28 at 100.00	Aa3	227,361
200	3.000%, 9/01/34	9/28 at 100.00	Aa3	220,336

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,130	Riley County Unified School District 383, Manhattan-Ogen, Kansas, General Obligation Bonds, Refunding Series 2016, 4.000%, 9/01/29	9/26 at 100.00	Aa2	$1,312,766
500	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Refunding Series 2017A, 3.000%, 10/01/22	No Opt. Call	Aa2	515,700
465	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Refunding Series 2017, 4.000%, 9/01/30 – BAM Insured	9/26 at 100.00	AA	536,805
	Sedgwick County Unified School District 266 Maize, Harvey County, Kansas, General Obligation Bonds, Series 2019A:
1,325	4.000%, 9/01/30	9/27 at 100.00	AA	1,566,137
1,650	4.000%, 9/01/31	9/27 at 100.00	AA	1,943,716
500	4.000%, 9/01/32	9/27 at 100.00	AA	587,615
	Wichita, Kansas, General Obligation Bonds, Airport Series 2015C:
2,000	5.000%, 12/01/39 (AMT)	12/25 at 100.00	AA+	2,346,780
500	4.250%, 12/01/44 (AMT)	12/25 at 100.00	AA+	555,805
	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Improvement Series 2018A:
1,240	5.000%, 9/01/39	9/28 at 100.00	AA-	1,549,144
1,000	5.000%, 9/01/40	9/28 at 100.00	AA-	1,247,100
1,000	4.000%, 9/01/48	9/28 at 100.00	AA-	1,142,750
1,000	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Improvement Series 2016A, 4.125%, 9/01/37	9/26 at 100.00	AA-	1,137,910
200	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Improvement Series 2015A, 3.000%, 8/01/28	8/24 at 100.00	AA	211,644
	Wyandotte County/Kansas City Unified Government, Kansas, General Obligation Bonds, Improvement Series 2020A:
1,515	3.000%, 8/01/30 – BAM Insured	8/28 at 100.00	AA	1,697,618
2,395	3.000%, 8/01/31 – BAM Insured	8/28 at 100.00	AA	2,672,557
64,535	Total Tax Obligation/General			72,070,893
	Tax Obligation/Limited – 26.3%
	Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series 2016:
500	5.000%, 6/01/28 – AGM Insured	6/27 at 100.00	AA	619,355
1,380	5.000%, 6/01/29 – AGM Insured	6/27 at 100.00	AA	1,703,803
2,295	5.000%, 6/01/30 – AGM Insured	6/27 at 100.00	AA	2,823,539
1,320	5.000%, 6/01/31 – AGM Insured	6/27 at 100.00	AA	1,617,898
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,000	5.000%, 11/15/34	11/25 at 100.00	BB	1,144,180
2,000	5.000%, 11/15/39	11/25 at 100.00	BB	2,273,900
250	4.000%, 11/15/39	11/25 at 100.00	BB	271,995
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
500	5.000%, 1/01/31	1/22 at 100.00	BB	507,770
875	5.125%, 1/01/42	1/22 at 100.00	BB	888,956

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,910	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	$1,939,681
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/24	No Opt. Call	BB	1,142,650
2,000	5.000%, 12/01/25	No Opt. Call	BB	2,360,860
1,000	5.000%, 12/01/30	12/26 at 100.00	BB	1,183,510
1,000	5.000%, 12/01/32	12/26 at 100.00	BB	1,177,870
2,275	5.000%, 12/01/33	12/26 at 100.00	BB	2,673,853
4,250	5.000%, 12/01/46	12/26 at 100.00	BB	4,899,060
2,630	Johnson County Community College, Kansas, Certificates of Participation, Series 2017, 4.000%, 10/01/28	10/26 at 100.00	Aa1	3,054,193
5,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2014A, 5.000%, 9/01/27	9/24 at 100.00	AA	5,686,300
	Kansas Department of Transportation, Highway Revenue Bonds, Series 2015B:
1,000	5.000%, 9/01/29	9/25 at 100.00	AA	1,178,700
1,500	5.000%, 9/01/35	9/25 at 100.00	AA	1,759,665
2,240	Kansas Department of Transportation, Highway Revenue Bonds, Series 2017A, 5.000%, 9/01/33	9/27 at 100.00	AA	2,776,480
	Kansas Development Finance Authority, Kansas, Revenue Bonds, State of Kansas Projects, Series 2021P:
1,630	4.000%, 5/01/31	5/30 at 100.00	Aa3	2,010,556
3,260	3.000%, 5/01/32	5/30 at 100.00	Aa3	3,695,699
	Kansas Development Finance Authority, Kansas, Sales Tax Revenue Bonds, K-State Olathe Innovation Campus Inc, Series 2019H-1:
1,170	4.000%, 9/01/30	9/27 at 100.00	Aa2	1,373,217
1,350	3.000%, 9/01/34	9/27 at 100.00	Aa2	1,471,743
7,735	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019, 5.000%, 3/01/44	3/29 at 100.00	BB-	8,025,913
1,325	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	10/21 at 100.00	BBB	1,325,742
	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B:
200	0.000%, 12/15/29 (4)	12/22 at 100.00	N/R	100,000
200	0.000%, 12/15/34 (4)	12/22 at 100.00	N/R	100,000
2,775	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	12/22 at 100.00	N/R	1,595,986
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
410	6.113%, 7/01/27 – AMBAC Insured (CPI YOY Reference Rate + 1.120% Spread) (5)	No Opt. Call	N/R	396,491
295	5.250%, 7/01/32 – NPFG Insured	No Opt. Call	Baa2	321,556
430	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa2	469,341
1,000	5.250%, 7/01/36 – AGC Insured	No Opt. Call	AA	1,128,200

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Refunding Series 2005C, 5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	N/R	$1,103,380
	Saline County, Kansas, General Obligation Bonds, Sales Tax Series 2021B:
3,425	3.000%, 9/01/32	9/30 at 100.00	Aa2	3,932,345
2,530	3.000%, 9/01/33	9/30 at 100.00	Aa2	2,887,160
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	2,080,260
1,755	Wyandotte County/Kansas City Unified Government, Kansas, Community Improvement District Sales Tax Revenue Bonds, Legends Appartments Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40	12/26 at 100.00	N/R	1,848,700
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Kansas International Speedway Corporation Project, Refunding Series 2014:
1,370	5.000%, 12/01/25	12/24 at 100.00	A	1,571,554
1,260	5.000%, 12/01/26	12/24 at 100.00	A	1,443,166
1,175	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32	9/25 at 100.00	N/R	1,198,559
495	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Revenue Bonds, Kansas International Speedway Corporation, Series 1999, 0.000%, 12/01/27 – MBIA Insured	No Opt. Call	N/R	428,922
72,715	Total Tax Obligation/Limited			80,192,708
	Transportation – 6.1%
1,120	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51	12/24 at 100.00	BBB	1,277,741
1,950	Guam AB Won Pat International Airport Authority, Revenue Bonds, Series 2013C, 6.250%, 10/01/34 (AMT)	10/23 at 100.00	Baa2	2,122,282
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	B	1,119,810
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (AMT)	No Opt. Call	B	2,431,780
1,100	Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 2019A, 5.000%, 9/01/38	9/29 at 100.00	Aa2	1,418,692
1,000	Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 2020A, 3.000%, 9/01/26	No Opt. Call	Aa2	1,126,910
100	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/46 (AMT)	9/26 at 100.00	BB-	118,123
1,515	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	1,695,649
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
1,705	5.000%, 8/01/26 (AMT)	9/21 at 100.00	B	1,709,041
2,155	5.000%, 8/01/31 (AMT)	9/21 at 100.00	B	2,160,021

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$2,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	$2,397,500
945	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	982,223
16,590	Total Transportation			18,559,772
	U.S. Guaranteed – 9.9% (6)
2,000	Allen County, Kansas Public Building Commission Revenue Bonds, Allen County Hospital Project, Series 2012, 5.150%, 12/01/36 (Pre-refunded 12/01/22)	12/22 at 100.00	A	2,124,280
	Anderson County, Kansas, General Obligation Bonds, Refunding and Improvent Series 2013A:
935	5.000%, 8/01/33 (Pre-refunded 8/01/23) – AGM Insured	8/23 at 100.00	AA	1,020,870
565	5.000%, 8/01/33 (Pre-refunded 8/01/23) – AGM Insured	8/23 at 100.00	AA	616,890
1,500	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/42 (Pre-refunded 6/01/25), 144A	6/25 at 100.00	Baa2	1,739,925
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
500	5.250%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	544,760
2,000	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A-	2,188,140
1,250	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding & Improvement Series 2015A, 5.000%, 10/01/34 (Pre-refunded 10/01/25)	10/25 at 100.00	Aaa	1,488,088
	Leavenworth County Unified School District 453, Kansas, General Obligation Bonds, Series 2018A:
365	4.000%, 9/01/37 (Pre-refunded 9/01/26)	9/26 at 100.00	Aa3	429,353
2,155	4.000%, 9/01/38 (Pre-refunded 9/01/26)	9/26 at 100.00	Aa3	2,534,948
3,000	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health Center, Inc, Refunding Series 2013, 5.000%, 11/15/29 (Pre-refunded 11/15/22)	11/22 at 100.00	N/R	3,172,500
2,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Building Series 2018B, 5.000%, 10/01/40 (Pre-refunded 10/01/26)	10/26 at 100.00	Aa3	2,457,700
1,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Improvement Series 2012, 5.000%, 10/01/30 (Pre-refunded 10/01/22)	10/22 at 100.00	AA-	1,052,790
4,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc, Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R	4,038,960
2,000	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series 2011A, 5.000%, 10/01/28 (Pre-refunded 10/01/21)	10/21 at 100.00	AA-	2,007,640
2,000	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37 (Pre-refunded 9/01/22)	9/22 at 100.00	A	2,096,400
2,500	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/32 (Pre-refunded 9/01/22)	9/22 at 100.00	A	2,620,500
27,770	Total U.S. Guaranteed			30,133,744

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 13.3%
$1,255	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (4)	No Opt. Call	N/R	$1,569
130	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	BBB	136,327
600	Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project, Refunding Series 2017, 5.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	741,372
100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A-	108,976
1,750	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.000%, 7/01/28	7/23 at 100.00	A-	1,872,378
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
370	5.000%, 7/01/36	7/26 at 100.00	A-	422,547
2,580	5.000%, 1/01/46	7/26 at 100.00	A-	2,916,174
	Guam Power Authority, Revenue Bonds, Refunding Series 2017A:
2,650	5.000%, 10/01/33	10/27 at 100.00	BBB	3,099,042
3,750	5.000%, 10/01/40	10/27 at 100.00	BBB	4,329,487
1,375	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,439,694
	Guam Power Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 10/01/32	10/24 at 100.00	AA	1,116,900
1,000	5.000%, 10/01/33	10/24 at 100.00	AA	1,115,420
	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A:
1,000	5.000%, 4/01/33 – BAM Insured	4/26 at 100.00	AA	1,193,960
1,000	5.000%, 4/01/34 – BAM Insured	4/26 at 100.00	AA	1,192,170
1,000	5.000%, 4/01/35 – BAM Insured	4/26 at 100.00	AA	1,190,030
1,500	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Jameson Energy Center Project, Series 2013, 5.750%, 7/01/38	7/23 at 100.00	A-	1,646,745
	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A:
1,395	5.000%, 12/01/22	No Opt. Call	A3	1,476,956
1,265	5.000%, 12/01/23	12/22 at 100.00	A3	1,338,003
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (4)	No Opt. Call	N/R	1,250
515	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (4)	No Opt. Call	N/R	644
480	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/28 – AGC Insured	9/21 at 100.00	AA	487,742

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
$2,480	5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	$2,863,780
1,065	5.250%, 7/01/31 – AGM Insured	No Opt. Call	AA	1,251,567
	Salina, Kansas, Water and Sewer System Revenue Bonds, Refunding Series 2019A:
475	3.000%, 10/01/28	10/26 at 100.00	Aa3	521,009
355	3.000%, 10/01/29	10/26 at 100.00	Aa3	387,323
780	3.000%, 10/01/30	10/26 at 100.00	Aa3	846,448
580	3.000%, 10/01/31	10/26 at 100.00	Aa3	625,530
	Topeka, Kansas, Utility Revenue Bonds, Refunding & Improvement Series 2021A:
1,520	4.000%, 8/01/29 – BAM Insured (WI/DD, settling 9/7/21)	No Opt. Call	AA	1,878,355
785	4.000%, 8/01/30 – BAM Insured (WI/DD, settling 9/7/21)	8/29 at 100.00	AA	965,511
740	4.000%, 8/01/31 – BAM Insured (WI/DD, settling 9/7/21)	8/29 at 100.00	AA	904,125
1,595	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	10/21 at 100.00	CCC	1,566,960
200	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2017A, 5.000%, 10/01/22	No Opt. Call	AA-	210,532
2,250	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40	9/25 at 100.00	A	2,611,890
38,540	Total Utilities			40,460,416
$273,510	Total Municipal Bonds (cost $286,461,886)			300,475,390

Shares	Description (1)	Value
	COMMON STOCKS – 1.1%
	Electric Utilities – 1.1%
89,726	Energy Harbor Corp, (7), (8), (9)	$3,394,604
	Total Common Stocks (cost $2,547,413)	3,394,604
	Total Long-Term Investments (cost $289,009,299)	303,869,994
	Other Assets Less Liabilities – 0.3%	791,821
	Net Assets – 100%	$304,661,815

Nuveen Kansas Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$300,475,390	$ —	$300,475,390
Common Stocks	—	3,394,604	—	3,394,604
Total	$ —	$303,869,994	$ —	$303,869,994

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, First Energy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
CPI YOY	U.S. Consumer Price Index for Urban Consumers
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 102.6%
	MUNICIPAL BONDS – 102.6%
	Education and Civic Organizations – 16.8%
$155	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017, 5.000%, 3/01/39	3/27 at 100.00	N/R	$163,519
1,060	Eastern Kentucky University, General Receipts Bonds, Series 2017A, 5.000%, 4/01/26	No Opt. Call	A1	1,269,806
	Kentucky Bond Development Corporation, Educational Facilities Revenue Bonds, City of Danville, Centre College Project, Series 2021:
4,700	4.000%, 6/01/46	6/31 at 100.00	A	5,530,725
4,200	4.000%, 6/01/51	6/31 at 100.00	A	4,919,964
	Kentucky Bond Development Corporation, Educational Facilities Revenue Bonds, City of Stamping Ground, Transylvania University Project, Refunding Series 2021A:
1,040	4.000%, 3/01/46	3/30 at 100.00	A-	1,171,882
705	4.000%, 3/01/49	3/30 at 100.00	A-	792,307
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
2,000	5.000%, 7/01/33	7/25 at 100.00	BBB+	2,241,700
6,250	5.000%, 1/01/45	7/25 at 100.00	BBB+	6,903,500
	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Senior Series 2014A:
900	5.000%, 6/01/22 (AMT)	No Opt. Call	AAA	931,356
700	5.000%, 6/01/23 (AMT)	No Opt. Call	A	754,670
400	5.000%, 6/01/24 (AMT)	No Opt. Call	A	446,044
	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Series 2019A:
1,000	5.000%, 6/01/28 (AMT)	No Opt. Call	A	1,201,120
700	5.000%, 6/01/29 (AMT)	No Opt. Call	A	850,969
	Kentucky State University, Certificates of Participation, Series 2021:
500	4.000%, 11/01/41 – BAM Insured	11/31 at 100.00	AA	589,005
1,500	4.000%, 11/01/51 – BAM Insured	11/31 at 100.00	AA	1,731,300
	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc Project, Refunding & Improvement Series 2015:
1,790	5.000%, 5/01/31	5/25 at 100.00	Baa3	1,924,232
1,210	5.000%, 5/01/40	5/25 at 100.00	Baa3	1,283,616
	Murray State University, Kentucky, General Receipts Bonds, Series 2015A:
1,125	5.000%, 3/01/26	3/25 at 100.00	A1	1,301,918
1,075	5.000%, 3/01/27	3/25 at 100.00	A1	1,240,281
4,000	University of Kentucky, General Receipts Bonds, Refunding Series 2015B, 5.000%, 10/01/27	4/25 at 100.00	AA	4,616,520

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$4,535	University of Kentucky, General Receipts Bonds, Refunding Series 2018A, 4.000%, 10/01/32	4/26 at 100.00	AA	$5,123,552
2,000	University of Kentucky, General Receipts Bonds, Series 2015A, 5.000%, 4/01/29	4/25 at 100.00	AA	2,308,640
250	University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%, 4/01/32	4/25 at 100.00	AA	288,083
	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2016D:
1,155	5.000%, 3/01/31	9/26 at 100.00	A+	1,382,812
3,450	5.000%, 3/01/32	9/26 at 100.00	A+	4,126,235
	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2020A:
1,365	4.000%, 9/01/30 – AGM Insured	9/28 at 100.00	AA	1,627,025
1,420	4.000%, 9/01/31 – AGM Insured	9/28 at 100.00	AA	1,686,051
2,500	University of Louisville, Kentucky, Revenue Bonds, Refunding General Reciepts Series 2016C, 4.000%, 9/01/28	3/26 at 100.00	A+	2,833,925
	Western Kentucky University, General Receipts Revenue Bonds, Refunding Series 2016A:
2,690	5.000%, 9/01/25	No Opt. Call	A1	3,158,760
2,820	5.000%, 9/01/26	9/25 at 100.00	A1	3,295,903
57,195	Total Education and Civic Organizations			65,695,420
	Health Care – 14.1%
10,295	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019, 3.000%, 2/01/40 – AGM Insured	2/30 at 100.00	AA	10,839,400
	Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional Healthcare Project, Series 2021:
1,000	4.000%, 7/01/41	7/31 at 100.00	A	1,187,420
7,190	4.000%, 7/01/51	7/31 at 100.00	A	8,418,124
8,000	Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Inc, Refunding Series 2016, 5.000%, 5/01/39	5/26 at 100.00	AA	9,408,240
3,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2017B, 5.000%, 8/15/41	8/27 at 100.00	A2	3,597,570
500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41	6/27 at 100.00	Baa2	593,750
6,385	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44	8/29 at 100.00	BBB+	7,925,317
	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
100	5.000%, 8/01/37	8/29 at 100.00	BBB+	126,040
100	5.000%, 8/01/38	8/29 at 100.00	BBB+	125,760
2,500	5.000%, 8/01/44	8/29 at 100.00	BBB+	3,103,100
2,000	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016, 5.000%, 8/01/37	8/26 at 100.00	Ba2	2,222,160

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2021A:
$900	5.000%, 4/01/23	No Opt. Call	AA-	$968,157
600	5.000%, 4/01/24	No Opt. Call	AA-	671,808
600	5.000%, 4/01/25	No Opt. Call	AA-	696,222
500	5.000%, 4/01/26	No Opt. Call	AA-	597,715
500	5.000%, 4/01/27	No Opt. Call	AA-	615,145
	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A:
1,980	5.000%, 10/01/33	10/22 at 100.00	A+	2,062,012
2,000	5.000%, 10/01/37	10/22 at 100.00	A+	2,080,180
48,150	Total Health Care			55,238,120
	Housing/Multifamily – 0.3%
1,000	Kentucky Housing Corporation, Conduit Multifamily Mortgage Revenue Bonds, Florence Homes III Apartments Project, Series 2005B, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/23)	10/21 at 100.00	N/R	1,002,350
	Tax Obligation/Limited – 28.1%
	Barren County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2015:
1,250	5.000%, 8/01/24	No Opt. Call	A1	1,418,838
1,760	5.000%, 8/01/25	2/25 at 100.00	A1	2,028,787
1,560	Jefferson County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2020A, 5.000%, 6/01/28	No Opt. Call	AA-	1,984,975
1,135	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	1,155,407
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A:
8,500	5.000%, 9/01/43	9/28 at 100.00	A2	10,364,730
10,400	5.000%, 9/01/48	9/28 at 100.00	A2	12,565,072
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Subordinate Series 2018B:
1,050	5.000%, 9/01/24	No Opt. Call	A3	1,187,939
1,435	5.000%, 9/01/25	No Opt. Call	A3	1,678,850
1,485	5.000%, 9/01/26	No Opt. Call	A3	1,789,915
555	5.000%, 9/01/28	No Opt. Call	A3	700,454
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A:
13,650	4.000%, 12/01/41 – AGM Insured (UB) (4)	12/27 at 100.00	AA	15,880,386
5,100	5.000%, 12/01/45 – AGM Insured	12/27 at 100.00	AA	6,284,067
4,985	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 112, Refunding Series 2016B, 5.000%, 11/01/24	No Opt. Call	A1	5,708,373

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 115, Series 2017:
$7,000	5.000%, 4/01/32 (UB) (4)	4/27 at 100.00	A1	$8,492,400
6,000	5.000%, 4/01/38	4/27 at 100.00	A1	7,208,700
2,500	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018, 5.000%, 5/01/30	5/28 at 100.00	A1	3,129,825
	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A:
1,250	5.000%, 7/01/30	7/22 at 100.00	Aa3	1,299,038
6,740	5.000%, 7/01/31	7/22 at 100.00	Aa3	7,004,410
5,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28 (UB) (4)	7/27 at 100.00	Aa3	6,187,950
	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2017A:
1,930	5.000%, 7/01/33 (UB) (4)	7/27 at 100.00	Aa3	2,357,302
550	5.000%, 7/01/36 (UB) (4)	7/27 at 100.00	Aa3	668,107
500	5.000%, 7/01/37 (UB) (4)	7/27 at 100.00	Aa3	606,420
1,000	Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B, 5.500%, 12/01/60	12/30 at 100.00	N/R	1,040,330
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
6,739	4.500%, 7/01/34	7/25 at 100.00	N/R	7,461,017
89	4.550%, 7/01/40	7/28 at 100.00	N/R	102,414
1,370	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	1,576,486
93,533	Total Tax Obligation/Limited			109,882,192
	Transportation – 8.9%
	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2016:
1,635	5.000%, 1/01/25	No Opt. Call	A1	1,891,859
1,855	5.000%, 1/01/30	1/26 at 100.00	A1	2,188,844
1,750	5.000%, 1/01/31	1/26 at 100.00	A1	2,059,837
2,730	5.000%, 1/01/33	1/26 at 100.00	A1	3,212,036
4,320	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2019, 5.000%, 1/01/49	1/29 at 100.00	A1	5,351,746
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation Series 2013B:
2,000	0.000%, 7/01/23	No Opt. Call	Baa2	1,970,980
700	0.000%, 7/01/32	7/28 at 76.98	Baa2	468,111
1,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/39 (5)	7/31 at 100.00	Baa2	1,250,410

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
$250	5.750%, 7/01/49	7/23 at 100.00	Baa2	$273,883
11,500	6.000%, 7/01/53	7/23 at 100.00	Baa2	12,642,065
	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,555	5.000%, 7/01/31 (AMT)	7/24 at 100.00	A+	1,744,741
1,500	5.000%, 7/01/32 (AMT)	7/24 at 100.00	A+	1,682,130
30,795	Total Transportation			34,736,642
	U.S. Guaranteed – 10.3% (6)
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2008-A2:
3,520	0.000%, 12/01/22 – AGC Insured (ETM)	No Opt. Call	A3	3,507,293
3,750	0.000%, 12/01/23 – AGC Insured (ETM)	No Opt. Call	A3	3,719,775
10,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	10,667,800
2,750	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2012A, 5.000%, 2/01/30 (Pre-refunded 2/01/22)	2/22 at 100.00	AAA	2,805,853
500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A, 5.000%, 7/01/24 (Pre-refunded 7/01/22)	7/22 at 100.00	Aa3	520,330
	Lexington-Fayette Urban County Government, Kentucky, General Airport Revenue Refunding Bonds, Series 2012B:
1,215	5.000%, 7/01/29 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	AA	1,263,369
1,100	5.000%, 7/01/31 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	AA	1,143,791
1,000	5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	AA	1,040,660
3,320	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/26 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+	3,438,889
8,000	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013, 5.000%, 11/01/26 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R	8,440,320
3,250	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2013, 5.000%, 4/01/35 (Pre-refunded 4/01/23)	4/23 at 100.00	A+	3,497,097
38,405	Total U.S. Guaranteed			40,045,177
	Utilities – 23.1%
5,705	Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019, 4.000%, 6/01/49 – AGM Insured	6/26 at 100.00	AA	6,183,707
2,630	Campbell and Kenton Counties Sanitation District 1, Kentucky, Revenue Bonds, Refunding Series 2020, 5.000%, 8/01/28	No Opt. Call	AA	3,379,997
6,300	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%, 10/01/34 (AMT)	6/31 at 100.00	A1	6,552,315
3,375	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2018A, 3.375%, 2/01/26 (AMT)	12/23 at 100.00	A1	3,596,096

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$2,525	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Refunding Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	AAA	$3,029,141
	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2018A:
4,265	5.000%, 2/01/30 (UB) (4)	2/28 at 100.00	AAA	5,423,843
5,000	5.000%, 2/01/31 (UB) (4)	2/28 at 100.00	AAA	6,333,900
2,570	Lexington-Fayette Urban County Government, Kentucky, Sewer System Revenue Bonds, Series 2019, 4.000%, 4/01/31	4/29 at 100.00	AA+	3,122,190
7,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2011A, 5.000%, 5/15/28	11/21 at 100.00	AA	7,573,500
3,730	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2018A, 4.000%, 5/15/37	5/28 at 100.00	AA	4,338,438
1,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2013A, 4.000%, 5/15/36	5/23 at 100.00	AA	1,060,180
	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2014A:
795	5.000%, 5/15/27	11/24 at 100.00	AA	910,402
1,785	4.000%, 5/15/40	11/24 at 100.00	AA	1,954,843
10,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 2.000%, 10/01/33	4/31 at 100.00	A1	10,180,700
	Northern Kentucky Water District, Revenue Bonds, Series 2012:
2,690	5.000%, 2/01/22	No Opt. Call	Aa2	2,744,822
3,495	5.000%, 2/01/26	2/22 at 100.00	Aa2	3,565,040
2,000	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/33 – AGM Insured	10/26 at 100.00	AA	2,422,500
5	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 – AGC Insured	9/21 at 100.00	AA	5,017
	Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding Series 2015:
225	5.000%, 11/01/21 – AGM Insured	No Opt. Call	AA	226,661
1,000	5.000%, 11/01/25 – AGM Insured	5/25 at 100.00	AA	1,133,580
1,100	5.000%, 11/01/34 – AGM Insured	5/25 at 100.00	AA	1,272,535
1,635	5.000%, 11/01/37 – AGM Insured	5/25 at 100.00	AA	1,885,760
4,250	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	4,626,125
2,840	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A2	3,143,653
3,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019A-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.29	A1	3,374,010
	Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds, Refunding Series 2015A:
380	5.000%, 8/01/22 – BAM Insured	No Opt. Call	AA	396,040
405	5.000%, 8/01/24 – BAM Insured	No Opt. Call	AA	458,059

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,180	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (AMT) (Mandatory Put 9/01/27)	No Opt. Call	A1	$1,190,537
81,385	Total Utilities			90,083,591
	Water and Sewer – 1.0%
	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Revenue Bonds, Tender Option Bond Trust 3443 As of 6/4/2015 Converted to Trust 2015-XF2109:
1,330	18.117%, 2/01/25, 144A (IF) (4)	No Opt. Call	AAA	2,189,087
1,070	18.150%, 2/01/26, 144A (IF) (4)	2/25 at 100.00	AAA	1,750,830
2,400	Total Water and Sewer			3,939,917
$352,863	Total Long-Term Investments (cost $372,534,071)			400,623,409
	Floating Rate Obligations – (7.6)%			(29,845,000)
	Other Assets Less Liabilities – 5.0%			19,829,746
	Net Assets – 100%			$390,608,155
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$400,623,409	$ —	$400,623,409

Nuveen Kentucky Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 104.3%
	MUNICIPAL BONDS – 104.3%
	Consumer Staples – 0.7%
$1,965	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40	12/30 at 100.00	BBB	$2,548,841
	Education and Civic Organizations – 20.3%
1,480	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/39	10/24 at 100.00	A+	1,663,180
	Central Michigan University Board of Trustees, General Revenue Bonds, Series 2019:
1,165	5.000%, 10/01/33	10/29 at 100.00	A+	1,496,279
2,020	5.000%, 10/01/34	10/29 at 100.00	A+	2,586,570
500	Detroit Service Learning Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/41	7/28 at 103.00	BB-	530,020
3,835	Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%, 3/01/44 – AGM Insured	3/28 at 100.00	AA	4,336,196
	Ferris State University, Michigan, General Revenue Bonds, Refunding Series 2016:
2,695	5.000%, 10/01/34	10/26 at 100.00	A+	3,238,393
2,000	5.000%, 10/01/41	10/26 at 100.00	A+	2,388,660
350	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/28	12/24 at 100.00	A+	399,368
	Grand Valley State University, Michigan, General Revenue Bonds, Series 2017:
250	5.000%, 12/01/30	12/24 at 100.00	A+	285,025
250	5.000%, 12/01/32	12/24 at 100.00	A+	284,665
305	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019, 3.250%, 2/01/24	No Opt. Call	BB+	313,717
500	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 7.750%, 10/01/30	10/21 at 100.00	BB+	502,160
830	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/31	10/21 at 100.00	BB-	834,523
4,670	Michigan State University, General Revenue Bonds, Series 2015A, 5.000%, 8/15/40	8/25 at 100.00	AA	5,393,196
1,835	Michigan State University, General Revenue Bonds, Taxable Series 2019A, 5.000%, 2/15/48	2/29 at 100.00	AA	2,271,950
1,800	Michigan Technological University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	A1	2,086,938
	Northern Michigan University, General Revenue Bonds, Series 2018A:
500	5.000%, 12/01/32	6/28 at 100.00	A1	623,320
400	5.000%, 12/01/34	6/28 at 100.00	A1	496,124
3,250	Oakland University, Michigan, General Revenue Bonds, Series 2016, 5.000%, 3/01/47	3/26 at 100.00	A1	3,795,675

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$4,990	Oakland University, Michigan, General Revenue Bonds, Series 2019, 5.000%, 3/01/50	3/29 at 100.00	A1	$6,183,209
515	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A1	616,455
	University of Michigan, General Revenue Bonds, Refunding Series 2017A:
5,000	4.000%, 4/01/26	No Opt. Call	AAA	5,820,750
1,000	5.000%, 4/01/34	4/27 at 100.00	AAA	1,222,240
1,190	5.000%, 4/01/35	4/27 at 100.00	AAA	1,452,086
3,000	5.000%, 4/01/36	4/27 at 100.00	AAA	3,655,560
3,345	5.000%, 4/01/47	4/27 at 100.00	AAA	4,055,712
2,800	5.000%, 4/01/47 (UB) (4)	4/27 at 100.00	AAA	3,394,916
3,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	3,354,090
	University of Michigan, General Revenue Bonds, Series 2015:
2,275	5.000%, 4/01/40 (UB) (4)	4/26 at 100.00	AAA	2,696,580
800	5.000%, 4/01/46 (UB) (4)	4/26 at 100.00	AAA	946,648
3,090	Wayne State University, Michigan, General Revenue Bonds, Series 2019A, 5.000%, 11/15/36	11/29 at 100.00	Aa3	3,938,730
650	Western Michigan University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45	5/25 at 100.00	Aa3	748,091
60,290	Total Education and Civic Organizations			71,611,026
	Health Care – 5.3%
720	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 5.000%, 8/01/32	8/24 at 100.00	A+	815,227
2,335	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2016, 5.000%, 11/15/41	11/26 at 100.00	A	2,797,213
3,085	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 2019A, 4.000%, 11/15/50	11/29 at 100.00	A	3,554,630
1,250	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015, 5.000%, 11/15/45	5/25 at 100.00	A	1,430,762
2,955	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45	6/26 at 100.00	AA-	3,519,641
3,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49	12/29 at 100.00	AA-	3,505,800
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,670	5.000%, 11/01/25	11/22 at 100.00	A+	1,764,656
1,250	5.000%, 11/01/42	11/22 at 100.00	A+	1,315,425
16,265	Total Health Care			18,703,354

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 0.6%
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A:
$320	1.050%, 10/01/27	No Opt. Call	AA	$321,149
500	1.150%, 4/01/28	No Opt. Call	AA	501,625
720	1.375%, 4/01/29	No Opt. Call	AA	723,161
625	1.600%, 4/01/30	No Opt. Call	AA	631,350
2,165	Total Housing/Multifamily			2,177,285
	Long-Term Care – 0.3%
750	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2021, 4.000%, 11/15/45	11/28 at 103.00	BBB-	837,218
	Tax Obligation/General – 34.3%
1,350	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25	No Opt. Call	Aa3	1,580,134
1,020	Barry County, Michigan, General Obligation Bonds, Thornapple Manor Medical Care Facility, Capital Improvement & Refunding Series 2021, 4.000%, 4/01/32	4/31 at 100.00	AA	1,269,839
2,590	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47	5/27 at 100.00	AA	3,088,523
3,450	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 4.000%, 5/01/50	5/30 at 100.00	AA	4,092,045
1,000	Cadillac Area Public Schools, Wexford, Osceola and Lake Counties, Michigan, General Obligaiton Bonds, Refunding & School Building & Site Series 2018, 5.000%, 5/01/36	5/28 at 100.00	Aa1	1,244,980
	Cadillac Area Public Schools, Wexford, Osceola and Lake Counties, Michigan, General Obligaiton Bonds, Refunding & School Building & Site Series 2019:
875	5.000%, 5/01/41	5/29 at 100.00	Aa1	1,097,311
1,310	5.000%, 5/01/43	5/29 at 100.00	Aa1	1,631,566
1,515	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/39	5/24 at 100.00	AA	1,688,210
	Cedar Springs Public School District, Kent and Newaygo Counties, Michigan, General Obligation Bonds, School Building & Site Series 2021:
380	5.000%, 11/01/27	No Opt. Call	AA	477,911
245	5.000%, 11/01/28	No Opt. Call	AA	316,165
320	5.000%, 11/01/29	No Opt. Call	AA	421,610
300	5.000%, 11/01/30	No Opt. Call	AA	403,626
850	Chelsea School District, Washtenaw and Jackson, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/39	5/30 at 100.00	AA	1,094,375
205	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1998C, 5.250%, 5/01/25 – BHAC Insured	No Opt. Call	AA+	226,078
1,575	East Lansing School District, Ingham and Clinton Counties, Michigan, General Obligation Bonds, Building & Site Series 2020II, 5.000%, 5/01/44	5/30 at 100.00	AA	2,004,329
2,000	East Lansing School District, Ingham County, Michigan, General Obligation Bonds, School Building & Site Series 2017I, 5.000%, 5/01/39	5/27 at 100.00	AA	2,422,760
1,835	Elk Rapids Schools, Antrim, Grand Traverse and Kalkaska, Michigan, General Obligation Bonds, School Building & Site Series 2021-I, 4.000%, 5/01/43	5/31 at 100.00	AA	2,224,993

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$500	Forest Hills Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2021-II, 4.000%, 5/01/30	No Opt. Call	Aa2	$624,540
2,920	Grand Blanc Community Schools, Genesee and Oakland Counties, Michigan, General Obligation Bonds, School Building & Site Series 2020, 5.000%, 11/01/31	5/30 at 100.00	AA	3,907,719
	Grand Ledge Public Schools, Eaton, Clinton and Ionia Counties, Michigan, General Obligation Bonds, School Building & Site Series 2021-II:
1,615	5.000%, 5/01/39	5/31 at 100.00	AA	2,132,656
870	5.000%, 5/01/40	5/31 at 100.00	AA	1,146,181
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding School Building & Site Series 2016:
4,325	5.000%, 5/01/29 – AGM Insured	5/26 at 100.00	AA	5,167,813
2,055	5.000%, 5/01/38 – AGM Insured	5/26 at 100.00	AA	2,423,359
	Grand Rapids Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019:
1,000	5.000%, 11/01/36 – AGM Insured	5/29 at 100.00	AA	1,262,570
1,750	5.000%, 11/01/37 – AGM Insured	5/29 at 100.00	AA	2,203,635
1,500	5.000%, 11/01/41 – AGM Insured	5/29 at 100.00	AA	1,872,495
1,250	5.000%, 11/01/42 – AGM Insured	5/29 at 100.00	AA	1,555,575
3,000	Jackson Public Schools, Jackson County, Michigan, General Obligation Bonds, School Building & Site Series 2018, 5.000%, 5/01/42	5/28 at 100.00	Aa1	3,674,550
1,700	Jenison Public Schools, Ottawa County, Michigan, General Obligation Bonds, School Building & Site Series 2020, 5.000%, 5/01/45	5/30 at 100.00	Aa1	2,196,230
	Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home Facilities Series 2017:
500	5.000%, 4/01/26	No Opt. Call	AA+	602,230
500	5.000%, 4/01/31	4/27 at 100.00	AA+	613,635
1,075	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/35	1/25 at 100.00	AAA	1,233,433
	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015:
1,500	5.000%, 1/01/31	1/25 at 100.00	AAA	1,724,835
2,000	5.000%, 1/01/37	1/25 at 100.00	AAA	2,292,620
1,750	Lakeview School District, Calhoun County, Michigan, General Obligation Bonds, School Building & Site Series 2016, 5.000%, 5/01/42	5/26 at 100.00	AA	2,062,812
185	Lansing Community College, Michigan, General Obligation Bonds, College Building & Site, Series 2017, 5.000%, 5/01/31	11/27 at 100.00	AA	231,391
	Marquette, Michigan, General Obligation Bonds, Refunding & Limited Obligation Series 2017:
230	4.000%, 5/01/25	No Opt. Call	AA	259,939
375	4.000%, 5/01/28	5/27 at 100.00	AA	445,238
550	4.000%, 5/01/29	5/27 at 100.00	AA	649,495
265	4.000%, 5/01/31	5/27 at 100.00	AA	308,831
215	4.000%, 5/01/32	5/27 at 100.00	AA	249,535

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	$1,231,870
	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020:
6,000	4.000%, 11/01/50	11/30 at 100.00	AA	7,009,740
2,500	4.000%, 11/01/55	11/30 at 100.00	AA	2,925,725
1,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa1	1,012,060
	Michigan State, General Obligation Bonds, Environmental Program, Series 2020A:
1,700	5.000%, 5/15/33	5/30 at 100.00	Aa1	2,254,336
1,275	4.000%, 5/15/38	5/30 at 100.00	Aa1	1,545,568
	Monroe Public Schools, Monroe County, Michigan, General Obligation Bonds, School Building & Site Series 2020I:
1,495	5.000%, 5/01/41 (UB) (4)	5/30 at 100.00	AA	1,915,723
2,465	5.000%, 5/01/45 (UB) (4)	5/30 at 100.00	AA	3,129,293
	Muskegon County, Michigan, General Obligation Water Supply System Bonds, Refunding Series 2015:
550	5.000%, 11/01/33	11/25 at 100.00	AA	652,047
1,290	5.000%, 11/01/36	11/25 at 100.00	AA	1,521,155
1,175	Novi Community School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/44	5/30 at 100.00	Aa2	1,518,370
3,120	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2019I, 5.000%, 5/01/46	5/29 at 100.00	AA	3,865,586
1,095	Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable Limited Tax Series 2018, 5.000%, 4/01/43	4/28 at 100.00	AA+	1,344,638
1,915	South Haven Public Schools, Van Buren Couty, Michigan, General Obligation Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured	5/24 at 100.00	AA	2,135,014
	South Haven Public Schools, Van Buren Couty, Michigan, General Obligation Bonds, School Building & Site, Series 2021I:
465	5.000%, 5/01/32	5/31 at 100.00	AA	626,304
475	5.000%, 5/01/33	5/31 at 100.00	AA	638,476
485	5.000%, 5/01/34	5/31 at 100.00	AA	650,041
470	5.000%, 5/01/35	5/31 at 100.00	AA	627,864
380	5.000%, 5/01/36	5/31 at 100.00	AA	506,160
540	5.000%, 5/01/37	5/31 at 100.00	AA	716,953
920	5.000%, 5/01/41	5/31 at 100.00	AA	1,210,527
2,485	5.000%, 5/01/45	5/31 at 100.00	AA	3,233,755
1,000	South Redford School District, Wayne County, Michigan, General Obligation Bonds, School Building & Site, Series 2021, 4.000%, 5/01/47	5/31 at 100.00	AA	1,196,500
3,115	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44	5/29 at 100.00	Aa1	3,956,860

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$3,500	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, School Building & Site Series 2020, 5.000%, 5/01/50	5/30 at 100.00	Aa1	$4,471,320
4,000	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44	5/29 at 100.00	Aa2	4,926,720
2,100	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa2	2,329,236
98,965	Total Tax Obligation/General			121,277,613
	Tax Obligation/Limited – 16.4%
2,935	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured	7/24 at 100.00	AA	3,267,682
1,000	Lansing Township Downtown Development Authority, Ingham County, Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42	2/24 at 103.00	N/R	1,069,980
4,070	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional Convention Facility Authority Local Project, Series 2014H-1, 5.000%, 10/01/39	10/24 at 100.00	AA-	4,605,653
2,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/38	10/25 at 100.00	Aa2	2,348,800
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2016-I:
1,540	5.000%, 4/15/36	10/26 at 100.00	Aa2	1,852,112
3,450	5.000%, 4/15/41	10/26 at 100.00	Aa2	4,097,875
1,000	5.000%, 10/15/46	10/26 at 100.00	Aa2	1,179,070
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2019-I:
520	5.000%, 4/15/36	10/29 at 100.00	Aa2	672,064
1,000	4.000%, 10/15/49	10/29 at 100.00	Aa2	1,173,600
1,000	4.000%, 4/15/54	10/29 at 100.00	Aa2	1,169,560
2,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2020-I, 4.000%, 10/15/38	10/31 at 100.00	Aa2	2,452,800
1,500	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015, 5.000%, 11/15/29	11/24 at 100.00	AA+	1,721,640
	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B:
9,170	4.000%, 11/15/45 (UB) (4)	11/30 at 100.00	AA+	10,891,652
3,000	4.000%, 11/15/45	11/30 at 100.00	AA+	3,563,250
685	Michigan State, Trunk Line Fund Bonds, Refunding Series 2015, 5.000%, 11/15/22	No Opt. Call	AA+	725,545
	Michigan State, Trunk Line Fund Bonds, Series 2011:
1,015	5.000%, 11/15/33	11/21 at 100.00	AA+	1,024,988
700	5.000%, 11/15/36	11/21 at 100.00	AA+	706,888
	Michigan State, Trunk Line Fund Bonds, Series 2021A:
1,950	5.000%, 11/15/31	No Opt. Call	AA+	2,691,214
3,000	5.000%, 11/15/35	11/31 at 100.00	AA+	4,061,580

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$5,290	4.500%, 7/01/34	7/25 at 100.00	N/R	$5,856,771
1,676	4.550%, 7/01/40	7/28 at 100.00	N/R	1,928,607
750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	863,040
49,251	Total Tax Obligation/Limited			57,924,371
	Transportation – 4.6%
1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (AMT)	No Opt. Call	A1	1,011,870
1,250	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	A1	1,538,613
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A:
2,000	5.000%, 12/01/37	12/22 at 100.00	A1	2,118,540
1,000	5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA	1,057,330
1,700	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2014C, 5.000%, 12/01/44 (AMT)	12/24 at 100.00	A1	1,931,302
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2018A, 5.000%, 12/01/36	12/28 at 100.00	A1	2,537,440
4,670	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2021A, 5.000%, 12/01/41	12/31 at 100.00	A1	6,175,094
13,620	Total Transportation			16,370,189
	U.S. Guaranteed – 5.7% (5)
690	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29 (Pre-refunded 5/01/22)	5/22 at 100.00	Aa1	712,473
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding Series 2014:
1,500	5.000%, 1/01/35 (Pre-refunded 1/01/24)	1/24 at 100.00	AA	1,667,310
800	5.000%, 1/01/39 (Pre-refunded 1/01/24)	1/24 at 100.00	AA	889,232
350	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement Series 2012, 5.000%, 1/01/32 (Pre-refunded 1/01/23)	1/23 at 100.00	AA	372,456
	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Refunding Series 2011C:
2,135	5.000%, 1/15/31 (Pre-refunded 1/15/22)	1/22 at 100.00	AA	2,173,708
365	5.000%, 1/15/42 (Pre-refunded 1/15/22)	1/22 at 100.00	AA	371,617
3,000	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 5.000%, 6/01/39 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	3,108,600
1,875	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39 (Pre-refunded 6/01/24)	6/24 at 100.00	A+	2,123,644

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI:
$10	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	$10,118
2,295	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	AA-	2,322,838
365	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA	384,268
4,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	N/R	3,972,760
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)	6/22 at 100.00	AA-	2,072,400
19,385	Total U.S. Guaranteed			20,181,424
	Utilities – 16.1%
850	Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue Bonds, Series 2018, 5.000%, 4/01/43 – AGM Insured	4/28 at 100.00	AA	1,034,229
2,500	Grand Rapids, Kent County, Michigan, Santiary Sewer System Revenue Bonds, Improvement & Refunding Series 2020, 4.000%, 1/01/50	1/30 at 100.00	AA	2,916,850
1,655	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	AA	1,992,670
1,250	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 1/01/41	1/26 at 100.00	AA	1,460,663
1,500	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding & Improvement Series 2018, 5.000%, 1/01/43	1/28 at 100.00	AA	1,816,350
	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding Series 2015:
1,000	5.000%, 1/01/33	1/25 at 100.00	AA	1,149,890
1,000	5.000%, 1/01/35	1/25 at 100.00	AA	1,146,670
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Refunding Series 2017A:
1,250	5.000%, 7/01/31	7/27 at 100.00	AA-	1,543,662
1,000	5.000%, 7/01/32	7/27 at 100.00	AA-	1,232,580
9,835	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2019A, 5.000%, 7/01/48	7/29 at 100.00	AA-	12,329,353
7,400	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2021A, 5.000%, 7/01/51	7/31 at 100.00	AA-	9,679,718
	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/29	7/26 at 100.00	AA-	1,206,950
1,230	5.000%, 7/01/32	7/26 at 100.00	AA-	1,481,646
1,000	5.000%, 7/01/33	7/26 at 100.00	AA-	1,203,760
1,800	Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds, Refunding Series 2018B, 5.000%, 10/01/39	10/28 at 100.00	AAA	2,274,714
885	Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds, Series 2020B, 5.000%, 10/01/31	10/30 at 100.00	Aaa	1,200,334

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
$1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	$1,687,995
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,370,328
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-2, 5.000%, 7/01/27 – AGM Insured	7/24 at 100.00	AA	3,409,650
1,150	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2020B, 5.000%, 10/01/32	10/30 at 100.00	Aaa	1,555,731
3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	3,039,120
1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	Aa3	1,066,600
820	Saginaw, Michigan, Water Supply System Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/38 – AGM Insured	7/31 at 100.00	AA	1,001,581
46,845	Total Utilities			56,801,044
$309,501	Total Long-Term Investments (cost $347,311,993)			368,432,365
	Floating Rate Obligations – (4.3)%			(15,200,000)
	Other Assets Less Liabilities – (0.0)%			(682)
	Net Assets – 100%			$353,231,683
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Michigan Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$368,432,365	$ —	$368,432,365

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.2%
	MUNICIPAL BONDS – 97.2%
	Consumer Staples – 1.9%
$3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (AMT)	10/21 at 100.00	AA-	$3,011,370
8,840	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc, Series 1999, 5.200%, 3/15/29 (AMT)	No Opt. Call	AA-	11,300,614
11,840	Total Consumer Staples			14,311,984
	Education and Civic Organizations – 10.0%
	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2014A:
2,265	5.000%, 11/01/25	11/24 at 100.00	AA+	2,604,410
1,200	4.000%, 11/01/33	11/24 at 100.00	AA+	1,329,360
2,350	4.000%, 11/01/34	11/24 at 100.00	AA+	2,598,466
5,010	Curators of the University of Missouri, System Facilities Revenue Bonds, Taxable Series 2020A, 5.000%, 11/01/30	No Opt. Call	AA+	6,766,556
1,000	Health and Educational Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2018 A, 4.000%, 10/01/38	10/28 at 100.00	A+	1,158,510
1,055	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Refunding Series 2019, 5.000%, 6/01/31 – AGM Insured	6/27 at 100.00	AA	1,278,618
1,025	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	A1	1,108,538
2,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/47	6/27 at 100.00	A1	2,392,820
3,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	3,164,520
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southeast Missouri State University, Refunding Series 2019:
2,295	4.000%, 10/01/34	10/29 at 100.00	A	2,707,549
2,510	4.000%, 10/01/36	10/29 at 100.00	A	2,948,698
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012:
575	3.500%, 10/01/22	No Opt. Call	BBB-	590,525
3,470	5.000%, 10/01/33	10/22 at 100.00	BBB-	3,535,930
2,255	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	2,472,269
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St Louis Project, Series 2015, 5.000%, 6/15/44	6/25 at 100.00	BBB+	1,116,370

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2015A:
$3,700	5.000%, 10/01/38	10/25 at 100.00	AA-	$4,327,298
7,920	4.000%, 10/01/42	10/25 at 100.00	AA-	8,764,430
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A:
600	4.000%, 10/01/36	4/27 at 100.00	AA-	678,708
5,690	5.000%, 10/01/42	4/27 at 100.00	AA-	6,823,789
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2019A:
3,390	5.000%, 10/01/46	4/29 at 100.00	AA-	4,154,004
6,665	4.000%, 10/01/48	4/29 at 100.00	AA-	7,629,426
1,150	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Refunding Series 2017, 4.000%, 4/01/34	4/27 at 100.00	Baa2	1,258,123
	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2019A:
260	4.000%, 10/01/31	10/27 at 100.00	A+	300,188
285	4.000%, 10/01/32	10/27 at 100.00	A+	328,266
500	4.000%, 10/01/33	10/27 at 100.00	A+	574,455
400	4.000%, 10/01/34	10/27 at 100.00	A+	458,460
1,625	Saint Louis Community College District, Saint Louis County, Missouri, Certificates of Participation, Series 2017, 4.000%, 4/01/36	4/27 at 100.00	AA	1,867,239
1,000	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.350%, 6/15/32	9/21 at 100.00	N/R	1,000,330
1,100	Saline County Industrial Development Authority, Missouri, First Mortgage Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40	10/23 at 100.00	N/R	1,126,972
860	Truman State University, Missouri, Housing System Revenue Bonds, Refunding Series 2015, 3.750%, 6/01/33	6/23 at 100.00	A2	888,423
66,155	Total Education and Civic Organizations			75,953,250
	Health Care – 22.8%
675	Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County Hospital Project, Series 2017B, 3.650%, 7/01/27	7/23 at 100.00	N/R	699,759
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
1,455	5.000%, 8/01/29	8/26 at 100.00	BBB-	1,698,247
1,000	5.000%, 8/01/30	8/26 at 100.00	BBB-	1,161,620
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A:
530	3.375%, 6/01/28	6/22 at 100.00	AA	542,434
4,000	5.000%, 6/01/33	6/22 at 100.00	AA	4,143,240
2,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2016, 5.000%, 6/01/39	6/26 at 100.00	AA	2,337,980

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,325	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	$1,456,718
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
1,325	5.000%, 3/01/31	3/27 at 100.00	BBB-	1,571,185
1,210	5.000%, 3/01/32	3/27 at 100.00	BBB-	1,431,115
1,645	5.000%, 3/01/36	3/27 at 100.00	BBB-	1,928,943
1,580	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%, 3/01/46	3/31 at 100.00	BBB-	1,805,766
	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
1,170	4.000%, 10/01/31	10/27 at 100.00	A-	1,350,110
1,220	4.000%, 10/01/32	10/27 at 100.00	A-	1,404,440
485	5.000%, 10/01/42	10/27 at 100.00	A-	577,456
2,450	5.000%, 10/01/47	10/27 at 100.00	A-	2,898,399
1,560	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35	2/24 at 100.00	A	1,692,553
	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2020A:
290	5.000%, 2/15/29	No Opt. Call	A	367,859
310	5.000%, 2/15/30	No Opt. Call	A	400,663
	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2016:
500	5.000%, 11/15/24	No Opt. Call	A+	573,880
100	5.000%, 11/15/31	5/26 at 100.00	A+	119,264
1,575	4.000%, 11/15/33	5/26 at 100.00	A+	1,776,836
4,200	5.000%, 11/15/34	5/26 at 100.00	A+	4,989,852
4,335	5.000%, 11/15/35	5/26 at 100.00	A+	5,143,651
1,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A, 5.000%, 11/15/43	5/28 at 100.00	A+	1,223,410
1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44	1/24 at 100.00	AA	1,104,550
5,890	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	6,420,925
8,200	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46	7/31 at 100.00	AA	9,789,816
9,175	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligations, Series 2017D, 4.000%, 1/01/58 (Mandatory Put 1/01/48)	1/28 at 100.00	AA	10,412,432
1,905	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2020, 5.000%, 11/01/40	11/30 at 100.00	Baa2	2,385,860

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
$1,475	5.000%, 11/15/44	11/23 at 100.00	A2	$1,610,818
2,980	5.000%, 11/15/48	11/23 at 100.00	A2	3,254,398
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A:
2,200	5.000%, 11/15/32	11/25 at 100.00	A2	2,554,596
2,400	5.000%, 11/15/39	11/25 at 100.00	A2	2,786,832
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2019A:
1,300	5.000%, 11/15/33	5/29 at 100.00	A2	1,654,770
880	5.000%, 11/15/35	5/29 at 100.00	A2	1,113,658
975	5.000%, 11/15/37	5/29 at 100.00	A2	1,228,149
265	5.000%, 11/15/38	5/29 at 100.00	A2	333,079
3,000	4.000%, 11/15/49	5/29 at 100.00	A2	3,423,630
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012:
1,000	3.875%, 2/15/32	2/22 at 100.00	AA-	1,012,620
3,035	5.000%, 2/15/37	2/22 at 100.00	AA-	3,094,789
225	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42	11/22 at 100.00	A+	233,053
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F:
845	5.000%, 11/15/45	11/24 at 100.00	A+	959,413
2,355	4.250%, 11/15/48	11/24 at 100.00	A+	2,593,420
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C:
1,050	4.000%, 11/15/36	11/27 at 100.00	A+	1,209,757
2,395	4.000%, 11/15/37	11/27 at 100.00	A+	2,753,196
5,345	4.000%, 11/15/47	11/27 at 100.00	A+	6,046,264
2,750	5.000%, 11/15/47	11/27 at 100.00	A+	3,312,980
1,000	4.000%, 11/15/49	11/27 at 100.00	A+	1,129,710
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2018A:
1,000	5.000%, 6/01/27	No Opt. Call	A+	1,243,280
1,330	5.000%, 6/01/30	12/28 at 100.00	A+	1,693,383
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020:
2,000	4.000%, 6/01/50	6/30 at 100.00	A+	2,324,280
11,240	4.000%, 6/01/53	6/30 at 100.00	A+	13,035,028

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$2,325	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/44	2/29 at 100.00	AA-	$2,677,516
1,130	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Anthony's Medical Center, Series 2015B, 5.000%, 2/01/45	8/25 at 100.00	A+	1,275,002
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series 2015B:
1,500	3.500%, 12/01/32	6/25 at 100.00	A+	1,591,665
2,000	5.000%, 12/01/33	6/25 at 100.00	A+	2,247,440
500	3.625%, 12/01/34	6/25 at 100.00	A+	532,505
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series 2019:
1,100	4.000%, 12/01/35	6/29 at 100.00	A+	1,282,094
2,000	4.000%, 12/01/37	6/29 at 100.00	A+	2,320,220
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A:
345	5.000%, 6/01/26	6/24 at 100.00	AA-	388,743
2,000	5.000%, 6/01/31	6/24 at 100.00	AA-	2,244,780
1,165	4.000%, 6/01/32	6/24 at 100.00	AA-	1,272,984
265	4.000%, 6/01/33	6/24 at 100.00	AA-	289,218
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2018A:
1,035	4.000%, 6/01/48	6/28 at 100.00	AA-	1,174,249
1,500	5.000%, 6/01/48	6/28 at 100.00	AA-	1,816,575
3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34	5/26 at 100.00	A+	3,357,750
3,030	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48	5/25 at 102.00	A+	3,357,028
2,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2021, 4.000%, 2/15/51	8/31 at 100.00	BBB+	2,353,340
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E Cox Medical Center, Series 1992H:
3,005	0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A2	3,005,000
4,025	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A2	4,002,259
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
830	5.000%, 11/15/28	11/25 at 100.00	N/R	937,020
2,325	4.000%, 11/15/36	11/25 at 100.00	N/R	2,486,262
3,000	5.000%, 11/15/46	11/25 at 100.00	N/R	3,292,290
1,160	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	1,272,160
152,395	Total Health Care			173,186,166

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 0.1%
$1,000	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%, 7/01/45	7/23 at 100.00	AA+	$1,049,950
	Housing/Single Family – 0.1%
825	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2017A-2, 3.800%, 11/01/37	11/26 at 100.00	AA+	899,687
160	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2015B-2, 3.800%, 11/01/34	5/25 at 100.00	AA+	167,357
985	Total Housing/Single Family			1,067,044
	Long-Term Care – 3.8%
3,110	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Refunding Series 2016, 4.000%, 5/01/33	5/25 at 100.00	N/R	3,155,406
900	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/37	5/27 at 100.00	BB	1,035,909
555	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Bethesda Health Group, Inc, Series 2021, 4.000%, 8/01/41	8/31 at 100.00	BBB	662,065
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A:
1,000	5.000%, 2/01/35	2/24 at 100.00	BBB	1,083,890
1,500	5.000%, 2/01/44	2/24 at 100.00	BBB	1,618,035
5,550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46	2/26 at 100.00	BBB	6,270,001
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019C:
475	4.000%, 2/01/32	2/29 at 100.00	BBB	557,655
1,000	5.000%, 2/01/42	2/29 at 102.00	BBB	1,240,240
3,580	4.000%, 2/01/48	2/29 at 100.00	BBB	4,068,384
	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012:
550	5.000%, 9/01/32	9/22 at 100.00	BB+	568,755
2,715	5.000%, 9/01/42	9/22 at 100.00	BB+	2,792,296
2,570	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	2,772,413
2,000	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village Saint Louis Obligated Group, Series 2017, 5.000%, 9/01/48	9/27 at 100.00	BB+	2,279,240
500	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	551,915
26,005	Total Long-Term Care			28,656,204
	Tax Obligation/General – 14.3%
2,000	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, School Building Series 2012, 4.375%, 3/01/32	3/22 at 100.00	A+	2,041,620

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2014:
$960	5.000%, 3/01/33	3/22 at 100.00	N/R	$982,963
40	5.000%, 3/01/33	3/22 at 100.00	AA-	40,924
3,745	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/23 at 100.00	AA-	3,938,092
3,665	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2018, 4.000%, 3/01/36	3/26 at 100.00	AA	4,139,068
	Clay County Reorganized School District R-II Smithville, Missouri, General Obligation Bonds, Refunding Series 2015:
2,000	4.000%, 3/01/35	3/27 at 100.00	AA+	2,325,080
1,160	4.000%, 3/01/36	3/27 at 100.00	AA+	1,345,832
600	Clay County School District 40, Excelsior Springs, Missouri, General Obligation Bonds, School Building Series 2020, 5.000%, 3/01/33	3/30 at 100.00	AA+	791,214
3,000	Columbia School District, Boone County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/25 at 100.00	Aa1	3,336,180
1,225	Columbia School District, Boone County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2016, 5.000%, 3/01/36	3/26 at 100.00	Aa1	1,450,755
	Fenton Missouri Fire Protection District, Missouri, General Obligation Bonds, Series 2019:
1,000	4.000%, 3/01/29	3/27 at 100.00	AA+	1,177,390
1,075	4.000%, 3/01/30	3/27 at 100.00	AA+	1,258,728
450	4.000%, 3/01/36	3/27 at 100.00	AA+	518,702
375	4.000%, 3/01/37	3/27 at 100.00	AA+	431,381
500	4.000%, 3/01/38	3/27 at 100.00	AA+	574,225
1,505	Fort Osage Reorganized School District R-1, General Obligation Bonds, School Building Series 2021, 5.000%, 3/01/35	9/31 at 100.00	AA+	2,014,172
1,000	Fort Osage Reorganized School District R-1, Jackson County, Missouri, General Obligation Bonds, Direct Deposit Program, Series 2017, 4.000%, 3/01/34	3/27 at 100.00	AA+	1,157,010
	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015:
1,500	4.000%, 3/01/31	3/24 at 100.00	AA+	1,632,495
1,000	4.000%, 3/01/32	3/24 at 100.00	AA+	1,087,210
1,800	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018, 5.000%, 3/01/36	3/27 at 100.00	AA+	2,181,186
1,000	Franklin County Reorganized School District R-XI Union, Missouri, General Obligation Bonds, Series 2020A, 5.000%, 3/01/36	3/25 at 100.00	AA+	1,148,000
2,000	Hazelwood School District, St Louis County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2013A, 5.000%, 3/01/33	3/23 at 100.00	AA+	2,139,820
1,500	Independence School District, Jackson County, Missouri, General Obligation Bonds, Direct Deposit Program Series 2021, 5.000%, 3/01/33	9/31 at 100.00	AA+	2,042,745
1,950	Independence School District, Jackson County, Missouri, General Obligation Bonds, Refunding Series 2017B, 5.500%, 3/01/32	3/27 at 100.00	AA+	2,438,104

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,435	Jackson County Center School District 58, Missouri, General Obligation Bonds, Refunding & School Building Series 2019A, 4.000%, 3/01/37	3/27 at 100.00	Aa1	$1,664,026
1,000	Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2014, 5.000%, 3/01/32	3/24 at 100.00	AA+	1,113,600
	Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2019A:
1,000	5.000%, 3/01/36	3/29 at 100.00	AA+	1,274,320
1,000	5.000%, 3/01/38	3/29 at 100.00	AA+	1,269,930
1,000	5.000%, 3/01/39	3/29 at 100.00	AA+	1,267,110
1,140	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2018A, 5.500%, 3/01/37	3/29 at 100.00	AA+	1,498,279
1,000	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2019, 5.500%, 3/01/39	3/29 at 100.00	AA+	1,311,970
1,635	Jasper County School District R-9, Carthage, Missouri, General Obligation Bonds, Refunding Series 2020B, 4.000%, 3/01/33	3/29 at 100.00	AA+	1,967,902
700	Jefferson City School District, Missouri, General Obligation Bonds, Series 2017, 4.000%, 3/01/29	3/26 at 100.00	AA+	803,278
500	Jefferson County Consolidated School District 6, Missouri, General Obligation Bonds, Series 2021A, 3.000%, 3/01/33	3/28 at 100.00	AA+	552,895
825	Johnson County School District R-VI Warrensburg, Missouri, General Obligation Bonds, Refunding Series 2019, 4.000%, 3/01/30	3/28 at 100.00	AA+	986,362
2,000	Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct Deposit Program Series 2017, 4.000%, 3/01/32	3/27 at 100.00	AA+	2,337,400
5,000	Kansas City, Missouri, General Obligation Bonds, Improvement & Refunding Series 2012A, 4.500%, 2/01/26	2/22 at 100.00	AA	5,088,400
	Kansas City, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018A:
1,510	4.000%, 2/01/36	2/28 at 100.00	AA	1,775,564
1,000	4.000%, 2/01/37	2/28 at 100.00	AA	1,175,840
1,265	Kansas City, Missouri, General Obligation Bonds, Refunding Series 2015A, 5.000%, 2/01/27	2/24 at 100.00	AA	1,403,872
1,190	Kansas City, Missouri, General Obligation Bonds, Series 2020A, 4.000%, 2/01/37	2/30 at 100.00	AA	1,443,363
	Lincoln County Fire Protection District 1, Missouri, General Obligation Bonds, Series 2021:
480	4.000%, 3/01/29 – AGM Insured	No Opt. Call	AA	584,362
330	4.000%, 3/01/30 – AGM Insured	No Opt. Call	AA	406,996
520	4.000%, 3/01/31 – AGM Insured	3/30 at 100.00	AA	636,381
475	Lindbergh Schools, Saint Louis County, Missouri, General Obligation Bonds, Series 2019A, 5.000%, 3/01/32	3/27 at 100.00	Aa3	580,307
	Marion County School District 60 Hannibal, Ralls and Marion County, Missouri, General Obligation Bonds, Series 2019:
1,050	5.000%, 3/01/31	3/24 at 100.00	AA+	1,169,910
2,000	5.000%, 3/01/39	3/24 at 100.00	AA+	2,213,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,775	Marshfield, Missouri, Combined Waterworks and Sewerage System Revenue Bones, Series 2020B, 5.000%, 2/01/47 – AGM Insured	2/28 at 100.00	AA	$2,096,630
	Marshfield, Missouri, General Obligation Bonds, Street Improvement Series 2018:
570	4.000%, 3/01/31	3/26 at 100.00	A+	648,535
325	5.000%, 3/01/34	3/26 at 100.00	A+	386,399
685	5.000%, 3/01/35	3/26 at 100.00	A+	812,917
	Nixa Public Schools, Christian County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Refunding & School Building Series 2019:
1,000	4.000%, 3/01/36	3/27 at 100.00	AA+	1,160,200
1,000	4.000%, 3/01/37	3/27 at 100.00	AA+	1,159,020
550	Nixa Public Schools, Christian County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Refunding Series 2019B, 4.000%, 3/01/34	3/30 at 100.00	AA+	672,914
500	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Refunding & Improvement Series 2014, 4.000%, 3/01/32	3/24 at 100.00	AA+	543,605
425	Orchard Farm R-V School District, Saint Charles County, Missouri, Certificates of Participation, Series 2020, 4.000%, 4/01/32	4/29 at 100.00	A+	496,689
1,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, School Building Series 2014B, 5.000%, 3/01/34	3/24 at 100.00	AA-	1,112,250
2,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, Series 2018, 5.000%, 3/01/37	3/26 at 100.00	AA-	2,363,700
1,500	Ozark Reorganized School District 6, Christian County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/34	3/23 at 100.00	AA+	1,581,375
2,840	Platte County Reorganized School District R3, Missouri, General Obligation Bonds, School Building Series 2021, 5.250%, 3/01/35	9/31 at 100.00	AA	3,905,227
2,000	Platte County School District Park Hill, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Refunding Series 2017, 4.000%, 3/01/31	3/26 at 100.00	AA+	2,286,020
1,200	Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates of Participation, Series 2014, 5.000%, 3/01/33 – AGM Insured	3/24 at 100.00	AA	1,327,608
355	Riverview Fire Protection District, St Louis County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2020, 4.000%, 3/01/29 – BAM Insured	3/27 at 100.00	AA	415,673
4,000	Saint Charles County Francis Howell School District, Missouri, General Obligation Bonds, Series 2020, 3.000%, 3/01/34	3/28 at 100.00	AA	4,390,160
1,000	Saint Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Refunding Series 2018A, 5.000%, 3/01/36	3/26 at 100.00	AA	1,184,290
985	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, School Building Series 2019, 4.000%, 3/01/35	3/29 at 100.00	AA	1,183,143
	Springfield School District R12, Greene County, Missouri, General Obligation Bonds, Series 2013:
1,000	5.000%, 3/01/32	3/23 at 100.00	AA+	1,072,100
1,000	5.000%, 3/01/33	3/23 at 100.00	AA+	1,072,100

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Valley Park Fire Protection District, Missouri, General Obligation Bonds, Series 2019:
$650	4.000%, 3/01/31	3/27 at 100.00	AA	$754,455
705	4.000%, 3/01/33	3/27 at 100.00	AA	810,235
550	4.000%, 3/01/35	3/27 at 100.00	AA	627,044
600	4.000%, 3/01/37	3/27 at 100.00	AA	676,560
	Washington School District, Franklin County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2019:
1,500	4.000%, 3/01/34	3/27 at 100.00	AA+	1,748,595
905	4.000%, 3/01/35	3/27 at 100.00	AA+	1,053,148
93,725	Total Tax Obligation/General			108,259,355
	Tax Obligation/Limited – 18.2%
670	Arnold Retail Corridor Transportation Development District, Missouri, Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28	11/24 at 100.00	N/R	682,985
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2019:
510	5.000%, 10/01/26	No Opt. Call	AA	622,950
325	5.000%, 10/01/30	10/29 at 100.00	AA	429,416
1,165	4.000%, 10/01/34	10/29 at 100.00	AA	1,407,739
2,680	4.000%, 10/01/36	10/29 at 100.00	AA	3,220,154
3,500	4.000%, 10/01/48	10/29 at 100.00	AA	4,057,200
5,280	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2020A, 4.000%, 10/01/44	10/30 at 100.00	AA	6,251,203
2,125	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 4.750%, 6/01/30	6/24 at 100.00	N/R	2,169,816
1,555	Brentwood, Missouri, Certificates of Participation, Series 2019, 4.000%, 10/01/37	10/25 at 101.00	AA-	1,750,106
	Cape Girardeau County Reorganized School District R2, Missouri, Certificates of Participation, Series 2020A:
1,000	4.000%, 4/01/35 – BAM Insured	4/28 at 100.00	AA	1,164,290
525	4.000%, 4/01/36 – BAM Insured	4/28 at 100.00	AA	609,163
	Central Southwest Missouri Community College District, Missouri, Certificates of Participation, Ozarks Technical Community College, Series 2021:
450	5.000%, 3/01/27	No Opt. Call	AA-	549,693
250	4.000%, 3/01/32	3/29 at 100.00	AA-	291,230
	Clay County School District R-11 Smithville, Missouri, Certificates of Participation, Series 2018:
340	4.000%, 4/01/38	4/28 at 100.00	A+	389,599
2,515	5.000%, 4/01/43	4/28 at 100.00	A+	3,026,903
900	Clay, Jackson & Platte Counties Consolidated Public Library District 3, Missouri, Certificates of Participation, Mid-Continent Public Library Project, Series 2018, 4.000%, 3/01/35	3/26 at 100.00	Aa3	1,011,780

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,140	Conley Road Transportation District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 5.125%, 5/01/41	5/25 at 100.00	N/R	$2,226,349
300	Excelsior Springs, Missouri, Certificate of Participation, Refunding Series 2020B, 4.000%, 3/01/31 – BAM Insured	No Opt. Call	AA	368,562
365	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds, Phoenix Center II Community Improvement District Project, Series 2013A, 5.000%, 11/01/37	9/21 at 100.00	N/R	365,277
1,105	Franklin County, Missouri, Certificates of Participation, Series 2019A, 3.000%, 11/01/30	11/26 at 100.00	A+	1,193,422
1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28 (4)	10/21 at 100.00	N/R	876,200
530	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	538,454
1,850	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	1,878,749
	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014:
3,500	5.000%, 12/30/29	12/23 at 100.00	A+	3,882,445
4,090	5.000%, 12/30/31	12/23 at 100.00	A+	4,535,074
750	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2018, 4.000%, 9/01/33	9/28 at 100.00	Aa3	883,372
1,855	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2021A, 4.000%, 3/01/39	3/31 at 100.00	Aa3	2,224,906
1,000	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33	9/21 at 100.00	N/R	1,000,520
	Harrisonville, Missouri, Certificates of Participation, Refunding & Improvement Series 2021:
405	3.000%, 11/01/21	No Opt. Call	A+	406,685
345	4.000%, 11/01/27	No Opt. Call	A+	400,911
375	4.000%, 11/01/29	No Opt. Call	A+	444,604
400	4.000%, 11/01/31	11/30 at 100.00	A+	473,748
	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005:
1,470	5.750%, 3/01/23 – SYNCORA GTY Insured	No Opt. Call	BB+	1,546,660
1,560	5.750%, 3/01/24 – SYNCORA GTY Insured	No Opt. Call	BB+	1,691,960
1,745	5.500%, 3/01/26 – SYNCORA GTY Insured	No Opt. Call	BB+	1,967,016
	Howard Bend Levee District, St Louis County, Missouri, Levee District Improvement Bonds, Series 2013B:
1,000	4.875%, 3/01/33	3/23 at 100.00	BB+	1,021,500
1,300	5.000%, 3/01/38	3/23 at 100.00	BB+	1,327,430
	Jennings, Saint Louis County, Missouri, Certificates of Participation, Series 2021:
530	4.000%, 3/01/40	3/28 at 100.00	A-	589,334
1,555	4.000%, 3/01/43	3/28 at 100.00	A-	1,718,088
925	Kansas City Industrial Development Authority, Missouri, Downtown Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32	10/21 at 100.00	AA-	928,607

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$975	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A	No Opt. Call	N/R	$1,034,494
2,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA-	1,895,140
1,750	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series 2014C, 5.000%, 9/01/33	9/23 at 100.00	AA-	1,911,437
505	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series 2017C, 5.000%, 9/01/25	No Opt. Call	AA-	596,516
	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2017B:
360	4.000%, 10/01/30	10/27 at 100.00	AA-	423,248
2,500	5.000%, 9/01/31	9/27 at 100.00	AA-	3,098,700
235	3.625%, 10/01/32	10/27 at 100.00	AA-	267,172
1,475	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2021A, 5.000%, 4/01/40	4/31 at 100.00	AA-	1,902,912
690	Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Extension Project, Series 2021D, 4.000%, 9/01/46	9/31 at 100.00	AA-	819,617
343	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	10/21 at 100.00	N/R	343,261
751	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	10/21 at 100.00	N/R	131,447
	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B:
1,200	5.000%, 2/01/40, 144A	2/28 at 100.00	N/R	1,309,764
100	5.000%, 2/01/50, 144A	2/28 at 100.00	N/R	108,488
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
1,195	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	1,247,974
785	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	823,465
1,535	Maryland Heights, Missouri, Tax Increment and Special District Revenue Bonds, Westport Plaza Redevelopment Area, Series 2020, 3.625%, 11/01/31	11/29 at 100.00	N/R	1,660,594
1,000	Missouri Development Finance Board, Missouri, Annual Appropriation Revenue Bonds, Fulton State Hospital Project, Series 2014, 3.000%, 10/01/26	10/22 at 100.00	AA+	1,027,880
1,000	Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee District Bonds, Refunding Series 2015, 5.000%, 3/01/40	3/24 at 100.00	A	1,102,980
1,325	Nixa Public Schools, Missouri, Certificates of Participation, Series 2021, 4.000%, 4/01/37	4/29 at 100.00	A	1,520,742
1,000	Oak Grove, Missouri, Refunding and Improvement Certificates of Participation Series 2012, 5.000%, 1/01/33	1/22 at 100.00	Baa1	1,010,830

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2021:
$200	3.000%, 5/01/24	No Opt. Call	N/R	$205,736
225	3.000%, 5/01/25	No Opt. Call	N/R	232,745
275	3.000%, 5/01/26	No Opt. Call	N/R	285,439
625	3.000%, 5/01/30	5/29 at 100.00	N/R	639,675
660	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42	12/22 at 100.00	BBB	681,826
575	Poplar Bluff, Missouri, Certificates of Participation, Series 2021, 4.000%, 10/01/35	10/29 at 100.00	BBB+	657,047
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
3,000	4.500%, 7/01/34	7/25 at 100.00	N/R	3,321,420
1,000	4.550%, 7/01/40	7/28 at 100.00	N/R	1,150,720
2,931	0.000%, 7/01/46	7/28 at 41.38	N/R	979,335
1,744	5.000%, 7/01/58	7/28 at 100.00	N/R	2,019,290
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
2,000	4.329%, 7/01/40	7/28 at 100.00	N/R	2,273,560
18	4.536%, 7/01/53	7/28 at 100.00	N/R	20,358
1,000	4.784%, 7/01/58	7/28 at 100.00	N/R	1,144,390
	Pulaski County, Missouri, Certificates of Participation, Series 2019:
880	4.000%, 12/01/32	12/27 at 100.00	A-	1,018,362
915	4.000%, 12/01/33	12/27 at 100.00	A-	1,056,139
490	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional Community Improvement District Project, Series 2019B, 4.250%, 11/01/49, 144A	11/29 at 102.00	N/R	510,105
1,075	Saint Charles, Missouri, Certificates of Participation, Series 2017, 4.000%, 4/01/29	4/26 at 100.00	Aa3	1,224,006
250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%, 7/01/44, 144A	7/24 at 100.00	N/R	256,788
660	Saint Louis County Industrial Development Authority, Missouri, Transporation Development Revenue Bonds, University Place Transportation Development District Project, Refunding Series 2015, 4.000%, 3/01/32, 144A	3/22 at 100.00	N/R	661,736
1,875	Saint Louis County Special School District, Missouri, Certificates of Participation Lease, Series 2014B, 4.000%, 4/01/28	4/22 at 100.00	AA	1,914,206
2,230	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020, 5.000%, 10/01/49 – AGM Insured	10/30 at 100.00	AA	2,765,914

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A:
$1,000	0.000%, 7/15/26 – AGC Insured	No Opt. Call	AA	$933,170
1,000	0.000%, 7/15/27 – AGC Insured	No Opt. Call	AA	910,560
1,000	0.000%, 7/15/28 – AGC Insured	No Opt. Call	AA	886,990
1,000	0.000%, 7/15/29 – AGC Insured	No Opt. Call	AA	861,960
	Saint Louis Municipal Library District, Missouri, Certificates of Participation, Refunding Series 2020:
2,460	4.000%, 3/15/44 – BAM Insured	3/30 at 100.00	AA	2,824,449
500	4.000%, 3/15/48 – BAM Insured	3/30 at 100.00	AA	571,025
	Scenic Regional Library District, Missouri, Certificates of Participation, Series 2017:
505	4.000%, 4/01/29	4/25 at 100.00	A	561,661
345	4.000%, 4/01/30	4/25 at 100.00	A	383,326
565	4.000%, 4/01/32	4/25 at 100.00	A	624,766
585	4.000%, 4/01/33	4/25 at 100.00	A	645,466
2,145	Sedalia, Missouri, Certificates of Participation, Refunding & Improvement Series 2020, 4.000%, 9/15/39 – BAM Insured	9/27 at 100.00	AA	2,441,954
2,600	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A, 4.000%, 7/01/36	7/27 at 100.00	Aa2	2,986,932
1,630	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B, 5.000%, 7/01/26 (AMT)	No Opt. Call	Aa2	1,971,762
	Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements Project, Series 2015:
2,205	5.000%, 4/01/27	4/25 at 100.00	Aa2	2,563,048
4,300	4.000%, 4/01/35	4/25 at 100.00	Aa2	4,792,823
	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A:
145	3.875%, 11/15/29	11/26 at 100.00	N/R	145,856
3,350	4.375%, 11/15/35	11/26 at 100.00	N/R	3,401,322
1,000	4.750%, 11/15/47	11/26 at 100.00	N/R	1,023,810
140	Town and Country Crossing Transportation Development District, Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series 2020A, 3.375%, 4/01/37	4/28 at 100.00	N/R	142,859
1,285	Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 4.500%, 6/01/36	6/26 at 100.00	BBB	1,392,259
	Wentzville School District R-04, Saint Charles County, Missouri, Certificates of Participation, Series 2015:
1,700	3.375%, 4/01/29	4/24 at 100.00	A1	1,789,488
600	3.500%, 4/01/32	4/24 at 100.00	A1	628,302
127,982	Total Tax Obligation/Limited			137,863,346

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 5.2%
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A:
$320	5.000%, 3/01/36 (AMT)	3/29 at 100.00	A2	$399,965
1,230	5.000%, 3/01/39 (AMT)	3/29 at 100.00	A2	1,523,798
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
1,580	5.000%, 3/01/34 (AMT)	3/29 at 100.00	A2	1,983,121
2,500	5.000%, 3/01/35 (AMT)	3/29 at 100.00	A2	3,130,825
8,460	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A2	10,333,890
7,000	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A2	8,465,870
4,555	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2020A, 5.000%, 3/01/57 – AGM Insured (AMT)	3/30 at 100.00	AA	5,649,931
3,500	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2012, 5.000%, 7/01/32 – FGIC Insured (AMT)	7/22 at 100.00	A2	3,636,430
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Series 2017D:
1,420	5.000%, 7/01/34 – AGM Insured (AMT)	7/27 at 100.00	AA	1,726,691
1,000	5.000%, 7/01/35 – AGM Insured (AMT)	7/27 at 100.00	AA	1,214,260
1,000	5.000%, 7/01/36 – AGM Insured (AMT)	7/27 at 100.00	AA	1,211,600
32,565	Total Transportation			39,276,381
	U.S. Guaranteed – 4.8% (5)
	Belton School District 124, Cass County, Missouri, Certificates of Participation, Missouri School Boards Association, Series 2019:
375	3.000%, 1/15/31 (Pre-refunded 1/15/24) – AGM Insured	1/24 at 100.00	AA	399,068
200	3.000%, 1/15/33 (Pre-refunded 1/15/24) – AGM Insured	1/24 at 100.00	AA	212,836
1,015	5.000%, 1/15/44 (Pre-refunded 1/15/24) – AGM Insured	1/24 at 100.00	AA	1,128,822
4,930	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33 (Pre-refunded 10/01/22)	10/22 at 100.00	Aa2	5,190,255
365	Excelsior Springs Community Center, Missouri, Sales Tax Revenue Bonds, Series 2014, 4.000%, 3/01/28 (Pre-refunded 3/01/23) – AGM Insured	3/23 at 100.00	AA	385,553
665	Guam AB Won Pat International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 (Pre-refunded 10/01/23) – AGM Insured	10/23 at 100.00	AA	737,399
1,000	Kansas City Industrial Development Authority, Missouri, Downtown Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/21 (ETM)	No Opt. Call	AA-	1,000,000
1,025	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2012A, 5.000%, 3/01/26 (Pre-refunded 3/01/22)	3/22 at 100.00	AA-	1,049,743
4,665	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	AAA	4,816,939
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	2,023,500

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$3,870	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2011, 5.250%, 10/01/41 (Pre-refunded 10/01/21)	10/21 at 100.00	A-	$3,886,060
3,620	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2014, 5.000%, 10/01/39 (Pre-refunded 10/01/23)	10/23 at 100.00	A-	3,984,570
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E Cox Medical Center, Series 1992H:
1,800	0.000%, 9/01/21 – NPFG Insured (ETM)	No Opt. Call	N/R	1,800,000
2,385	0.000%, 9/01/22 – NPFG Insured (ETM)	No Opt. Call	N/R	2,373,385
6,600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37 (Pre-refunded 11/15/21)	11/21 at 100.00	AA+	6,665,670
850	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R	890,970
35,365	Total U.S. Guaranteed			36,544,770
	Utilities – 16.0%
	Camden County Public Water Supply District 4, Missouri, Certificates of Participation, Series 2017:
670	3.500%, 1/01/32	1/25 at 100.00	A-	706,984
720	4.000%, 1/01/42	1/25 at 100.00	A-	765,252
1,430	5.000%, 1/01/47	1/25 at 100.00	A-	1,574,430
3,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 – BAM Insured	3/23 at 100.00	AA	3,145,920
	Franklin County Public Water Supply District 3, Missouri, Certificates of Participation, Refunding Series 2020B:
500	4.000%, 12/01/30	No Opt. Call	A+	610,265
850	4.000%, 12/01/31	12/30 at 100.00	A+	1,029,460
145	4.000%, 12/01/35	12/30 at 100.00	A+	173,435
250	Franklin County Public Water Supply District 3, Missouri, Waterworks and Sewerage System Revenuen Bonds, Refunding Series 2020A, 4.000%, 12/01/26	No Opt. Call	A+	290,015
1,670	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,887,601
145	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	177,779
	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A:
500	4.000%, 1/01/35	1/28 at 100.00	AA	589,980
1,865	4.000%, 1/01/37	1/28 at 100.00	AA	2,196,317
1,000	4.000%, 1/01/38	1/28 at 100.00	AA	1,177,450
3,105	4.000%, 1/01/42	1/28 at 100.00	AA	3,644,214
5,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Refunding & Improvement Series 2016A, 4.000%, 1/01/40	1/25 at 100.00	AA	5,496,150
1,225	Kansas City, Missouri, Water Revenue Bonds, Series 2020A, 4.000%, 12/01/44	12/30 at 100.00	AA+	1,490,200
1,200	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Series 2016, 4.000%, 7/01/31	7/22 at 100.00	A+	1,233,744

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$1,250	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Series 2019, 4.000%, 7/01/38	7/26 at 100.00	A+	$1,372,325
1,775	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	AAA	2,089,264
	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2017A:
6,000	5.000%, 5/01/42	5/27 at 100.00	AAA	7,256,520
2,000	5.000%, 5/01/47	5/27 at 100.00	AAA	2,407,900
	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2019B:
1,390	5.000%, 5/01/38	5/29 at 100.00	AAA	1,780,159
3,060	5.000%, 5/01/44	5/29 at 100.00	AAA	3,869,156
2,675	5.000%, 5/01/49	5/29 at 100.00	AAA	3,363,251
	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2020B:
2,655	5.000%, 5/01/30	No Opt. Call	AAA	3,559,665
4,365	5.000%, 5/01/47	5/30 at 100.00	AAA	5,594,577
425	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, City of Independence, Missouri, Annual Appropriation Electric System Revenue Bonds -- Dogwood Project, Series 2012A, 5.000%, 6/01/26	6/22 at 100.00	AA	440,024
5,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	5,422,550
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	1,084,710
1,845	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	1,984,611
	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Jefferson County Water Authority Project, Series 2021A:
850	4.000%, 7/01/34	7/29 at 100.00	A	996,277
1,000	4.000%, 7/01/41	7/29 at 100.00	A	1,150,490
2,000	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015, 5.000%, 1/01/40	1/25 at 100.00	Aa3	2,271,620
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
3,300	5.000%, 1/01/31	1/24 at 100.00	A2	3,655,113
1,755	5.000%, 1/01/32	1/24 at 100.00	A2	1,942,732
2,500	5.000%, 1/01/33	1/24 at 100.00	A2	2,765,900
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2015A:
1,125	5.000%, 12/01/35	6/25 at 100.00	A2	1,307,261
650	5.000%, 12/01/37	6/25 at 100.00	A2	754,280

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Pairie State Power Project, Refunding Series 2016A:
$570	4.000%, 12/01/33 – BAM Insured	6/26 at 100.00	AA	$648,187
1,415	5.000%, 12/01/34	6/26 at 100.00	A2	1,691,873
245	4.000%, 12/01/35 – BAM Insured	6/26 at 100.00	AA	276,448
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,885	5.000%, 1/01/32	1/25 at 100.00	A	3,292,160
1,450	5.000%, 1/01/34	1/25 at 100.00	A	1,652,550
2,500	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	2,780,650
1,500	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Refunding Series 2017, 4.000%, 12/01/32	12/27 at 100.00	A2	1,760,385
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2018:
1,330	5.000%, 12/01/37	6/27 at 100.00	A2	1,614,926
1,140	5.000%, 12/01/38	6/27 at 100.00	A2	1,381,897
1,500	5.000%, 12/01/43	6/27 at 100.00	A2	1,803,075
2,070	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	9/21 at 100.00	N/R	2,073,271
1,065	Rock Creek Public Sewer District, Missouri, Certificates of Participation, Series 2021, 3.000%, 4/01/30	4/28 at 100.00	A+	1,168,699
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019:
250	4.000%, 12/01/39	12/25 at 100.00	AA+	277,518
2,295	4.000%, 12/01/41	12/25 at 100.00	AA+	2,526,152
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016C:
285	4.000%, 12/01/31	12/25 at 100.00	AA+	324,270
1,465	5.000%, 12/01/32	12/25 at 100.00	AA+	1,731,161
1,500	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2015, 4.125%, 12/01/38	12/21 at 100.00	AA+	1,512,675
4,240	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2018, 4.000%, 12/01/39	12/25 at 100.00	AA+	4,706,697
	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015:
2,845	3.250%, 8/01/27	8/25 at 100.00	AA+	3,116,697
3,000	3.600%, 8/01/29	8/25 at 100.00	AA+	3,293,610
2,000	4.000%, 8/01/31	8/25 at 100.00	AA+	2,267,200
105,445	Total Utilities			121,157,682
$653,462	Total Long-Term Investments (cost $687,880,207)			737,326,132

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.2%
	MUNICIPAL BONDS – 1.2%
	Education and Civic Organizations – 1.2%
$4,000	Curators of the University of Missouri, System Facilities Revenue Bonds, Variable Rate Demand Obligations, Series 2007BA, 0.010%, 11/01/31 (6)	8/21 at 100.00	A-1+	$4,000,000
1,900	Missouri Health and Educational Facilities Authority, Revenue Bonds, St Louis University, Variable Rate Demand Obligations, Series 2008B-1, 0.010%, 10/01/35 (6)	8/21 at 100.00	A-1	1,900,000
2,900	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Variable Rate Demand Obligations, Series 2000B, 0.010%, 3/01/40 (6)	9/21 at 100.00	A-1	2,900,000
$8,800	Total Short-Term Investments (cost $8,800,000)			8,800,000
	Total Investments (cost $696,680,207) – 98.4%			746,126,132
	Other Assets Less Liabilities – 1.6%			12,308,238
	Net Assets – 100%			$758,434,370
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$737,326,132	$ —	$737,326,132
Short-Term Investments:
Municipal Bonds	—	8,800,000	—	8,800,000
Total	$ —	$746,126,132	$ —	$746,126,132

Nuveen Missouri Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.4%
	MUNICIPAL BONDS – 97.7%
	Consumer Discretionary – 0.7%
	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019:
$1,350	5.000%, 12/01/44	12/29 at 100.00	BBB-	$1,617,259
3,160	5.000%, 12/01/51	12/29 at 100.00	BBB-	3,750,383
4,510	Total Consumer Discretionary			5,367,642
	Consumer Staples – 2.9%
20,690	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	3,400,815
1,460	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	1,678,051
14,405	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	16,762,955
36,555	Total Consumer Staples			21,841,821
	Education and Civic Organizations – 9.6%
705	Allen County Port Authority Economic Development, Ohio, Revenue Bonds, University of Northwestern, Refunding Series 2021A, 4.000%, 12/01/31	6/31 at 100.00	BBB-	809,848
2,065	Bowling Green State University, Ohio, General Receipts Bonds, Series 2016A, 5.000%, 6/01/34	12/25 at 100.00	A+	2,400,645
	Hamilton County, Ohio, Economic Development Revenue Bonds, King Highland Community Urban Redevelopment Corporation - University of Cincinnati, Lessee Project, Refunding Series 2015:
1,320	5.000%, 6/01/32 – BAM Insured	6/25 at 100.00	AA	1,525,537
2,680	5.000%, 6/01/35 – BAM Insured	6/25 at 100.00	AA	3,086,556
	Lake County Community College District, Ohio, General Receipts Revenue Bonds, Lakeland Community College, Refunding Series 2019:
2,770	5.000%, 10/01/32	10/29 at 100.00	Aa2	3,571,472
2,055	4.000%, 10/01/34	10/29 at 100.00	Aa2	2,450,135
2,465	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2014, 5.000%, 9/01/30	9/24 at 100.00	AA	2,789,616
	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2017:
880	5.000%, 9/01/35	9/26 at 100.00	AA	1,057,373
3,695	5.000%, 9/01/41	9/26 at 100.00	AA	4,427,534

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$2,875	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2020A, 4.000%, 9/01/45	9/30 at 100.00	AA	$3,375,020
685	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2021A, 5.000%, 9/01/36	9/31 at 100.00	AA	922,811
	Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021A:
100	5.000%, 12/01/26	No Opt. Call	Baa2	119,591
125	5.000%, 12/01/28	No Opt. Call	Baa2	155,746
150	5.000%, 12/01/30	No Opt. Call	Baa2	191,544
	Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021B:
700	4.000%, 12/01/35 – BAM Insured (WI/DD, settling 9/7/21)	12/30 at 100.00	AA	835,100
740	4.000%, 12/01/37 – BAM Insured (WI/DD, settling 9/7/21)	12/30 at 100.00	AA	878,720
570	4.000%, 12/01/38 – BAM Insured (WI/DD, settling 9/7/21)	12/30 at 100.00	AA	674,031
600	4.000%, 12/01/39 – BAM Insured (WI/DD, settling 9/7/21)	12/30 at 100.00	AA	707,028
610	4.000%, 12/01/40 – BAM Insured (WI/DD, settling 9/7/21)	12/30 at 100.00	AA	716,036
1,310	4.000%, 12/01/42 – BAM Insured (WI/DD, settling 9/7/21)	12/30 at 100.00	AA	1,526,517
	Ohio Higher Education Facilities Commission, Revenue Bonds, Denison University Project, Series 2017A:
2,100	5.000%, 11/01/42	5/27 at 100.00	AA	2,561,664
1,500	5.250%, 11/01/46	5/27 at 100.00	AA	1,845,945
	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project, Series 2012:
1,140	5.000%, 11/01/27	5/22 at 100.00	AA	1,174,143
1,000	5.000%, 11/01/30	5/22 at 100.00	AA	1,029,950
1,250	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Tender Option Bond Trust 2016-XG0069, 17.398%, 12/01/43, 144A (IF) (4)	12/22 at 100.00	A+	1,511,600
2,500	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	A	2,863,625
1,505	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	A	1,802,840
	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton Project, Series 2020:
1,000	5.000%, 2/01/35	2/30 at 100.00	A+	1,281,530
900	4.000%, 2/01/36	2/30 at 100.00	A+	1,070,343
485	4.000%, 2/01/39	2/30 at 100.00	A+	572,285
2,000	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Series 2020A, 5.000%, 12/01/29	No Opt. Call	Aa1	2,654,520
	Ohio State University, General Receipts Bonds, Series 2014A:
4,820	5.000%, 12/01/34	12/24 at 100.00	Aa1	5,484,148
5,000	5.000%, 12/01/39	12/24 at 100.00	Aa1	5,688,950

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Shawnee State University, Ohio, General Receipts Bonds, Series 2016:
$1,120	5.000%, 6/01/28 – BAM Insured	6/26 at 100.00	AA	$1,340,942
1,180	5.000%, 6/01/29 – BAM Insured	6/26 at 100.00	AA	1,409,121
1,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	1,092,980
3,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C, 5.000%, 6/01/46	6/26 at 100.00	AA-	3,557,190
1,000	Wright State University, Ohio, General Reciepts Bonds, Refunding Series 2021A, 5.000%, 5/01/31 – BAM Insured	No Opt. Call	AA	1,330,740
	Youngstown State University, Ohio, General Receipts Bonds, Series 2021:
1,335	4.000%, 12/15/28 – AGM Insured	No Opt. Call	AA	1,627,165
875	4.000%, 12/15/31 – AGM Insured	6/31 at 100.00	AA	1,102,133
61,810	Total Education and Civic Organizations			73,222,674
	Health Care – 7.3%
2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 5.000%, 8/01/42	2/28 at 100.00	AA-	3,042,025
	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
2,600	5.000%, 12/01/37	12/27 at 100.00	A-	3,140,982
1,110	5.000%, 12/01/47	12/27 at 100.00	A-	1,337,317
5,000	Cleveland Clinic Health System Obligated Group, Ohio, Martin County Health Facilities Authority, Hospital Revenue Bonds, Series 2019B, 4.000%, 1/01/46	1/29 at 100.00	AA	5,832,350
	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013:
1,600	5.000%, 6/15/43	6/23 at 100.00	Ba2	1,649,376
495	5.250%, 6/15/43	6/23 at 100.00	Ba2	512,404
2,255	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017A, 5.000%, 12/01/47	12/27 at 100.00	AA-	2,763,480
1,000	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017OH, 4.000%, 12/01/46	6/27 at 100.00	AA-	1,138,020
	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Medical Center, Series 2019CC:
600	5.000%, 11/15/41	No Opt. Call	AA	892,758
3,000	5.000%, 11/15/49	No Opt. Call	AA	4,706,040
120	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.625%, 8/15/29	10/21 at 100.00	A-	120,476
2,230	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/39	8/28 at 100.00	A+	2,777,933
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
2,000	5.000%, 2/15/44	2/23 at 100.00	BB+	2,091,180
3,000	5.000%, 2/15/48	2/23 at 100.00	BB+	3,132,690

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2017A:
$1,155	5.000%, 1/01/30	1/28 at 100.00	AA	$1,454,942
2,755	5.000%, 1/01/33	1/28 at 100.00	AA	3,450,610
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2013A:
1,475	5.000%, 1/15/28	1/23 at 100.00	A	1,564,592
4,390	5.000%, 1/15/29	1/23 at 100.00	A	4,659,765
	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2020A:
2,725	5.000%, 1/15/50	1/30 at 100.00	A	3,382,324
2,280	4.000%, 1/15/50	1/30 at 100.00	A	2,625,511
1,630	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center, Refunding Series 2016, 5.000%, 2/15/32	2/26 at 100.00	A3	1,910,882
	Wood County, Ohio, Hospital Facilities Revenue Bonds, Wood County Hospital Project, Refunding and Improvement Series 2012:
1,280	5.000%, 12/01/37	12/22 at 100.00	N/R	1,296,461
1,875	5.000%, 12/01/42	12/22 at 100.00	N/R	1,892,963
47,075	Total Health Care			55,375,081
	Housing/Multifamily – 1.1%
5,000	Columbus Metropolitan Housing Authority, Ohio, General Revenue Bonds, Series 2021, 4.000%, 8/01/36	8/31 at 100.00	A+	5,886,400
2,055	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (AMT)	10/21 at 100.00	Aa1	2,059,809
7,055	Total Housing/Multifamily			7,946,209
	Industrials – 0.5%
	Ohio State, Economic Development Revenue Bonds, Ohio Enterprise Bond Fund, Shearer's Foods Inc Project, Series 2009-5:
605	5.000%, 6/01/22	10/21 at 100.00	AA+	607,390
1,645	5.000%, 12/01/24	10/21 at 100.00	AA+	1,651,530
1,600	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc, Series 1992, 6.450%, 12/15/21	No Opt. Call	A3	1,627,760
3,850	Total Industrials			3,886,680
	Tax Obligation/General – 19.8%
3,150	Apollo Career Center Joint Vocational School District, Allen, Auglaize, Hardin, Hancock, Putnam & Van Wert Counties, Ohio, General Obligation Bonds, Various Purpose School Improvement Series 2017, 5.000%, 12/01/41	12/27 at 100.00	Aa2	3,832,195
1,180	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 – NPFG Insured	No Opt. Call	Aa3	949,617
380	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Refunding Classroom Facilities Construction & Improvement Series 2006, 5.250%, 12/01/27 – FGIC Insured	No Opt. Call	Aa2	485,264

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Series 2006, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	$914,540
3,110	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2016B, 5.000%, 12/01/33	6/26 at 100.00	AA	3,731,533
5,530	Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2017-1, 5.000%, 4/01/29	10/27 at 100.00	AAA	6,979,192
5,000	Columbus, Ohio, General Obligation Bonds, Series 2015A, 5.000%, 7/01/25	No Opt. Call	AAA	5,891,250
5,000	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/29	10/28 at 100.00	AAA	6,457,100
3,000	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2019A, 5.000%, 4/01/40	4/29 at 100.00	AAA	3,807,510
6,360	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2021A, 5.000%, 4/01/34	10/30 at 100.00	AAA	8,500,013
490	Cuyahoga County, Ohio, General Obligation Bonds, Refunding & Capital Improvement Series 2020A, 4.000%, 12/01/33	6/30 at 100.00	AA	597,624
530	Dayton Metro Library, Ohio, General Obligation Bonds, Taxable Refunding Library Improvement Series 2019, 4.000%, 12/01/30 (WI/DD, settling 9/8/21)	12/29 at 100.00	Aa1	654,672
	Dayton, Ohio, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2020:
850	4.000%, 12/01/31	12/28 at 100.00	AA	1,021,819
1,205	4.000%, 12/01/32	12/28 at 100.00	AA	1,444,482
5,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019A, 4.000%, 12/01/44	12/28 at 100.00	AAA	5,875,750
	Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2015:
1,000	5.000%, 12/01/23	No Opt. Call	Aaa	1,108,090
450	5.000%, 12/01/24	No Opt. Call	Aaa	519,080
2,500	Fairborn City School District, Greene County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2021A, 4.000%, 12/01/50	12/30 at 100.00	Aa3	2,956,625
4,225	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/31	12/25 at 100.00	AAA	5,042,157
2,000	Gahanna-Jefferson City School District, Franklin County, Ohio, General Obligation Bonds, Construction & Improvement Series 2018, 5.000%, 12/01/48	6/28 at 100.00	Aa3	2,430,640
1,000	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation Bonds, Refunding School Improvement Series 2014, 5.000%, 11/01/32	11/24 at 100.00	Aa2	1,141,370
	Graham Local School District, Champaign and Shelby Counties, Ohio, General Obligation Bonds, School Improvement Series 2013:
500	0.000%, 12/01/29	No Opt. Call	Aa2	441,025
850	0.000%, 12/01/30	No Opt. Call	Aa2	728,586
	Grandview Heights City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019:
1,980	4.000%, 12/01/51	6/29 at 100.00	AA+	2,309,135
1,150	5.000%, 12/01/53	6/29 at 100.00	AA+	1,431,865

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,595	Hilliard City School District, Franklin County, Ohio, General Obligation Bonds, School Improvement Series 2017, 4.000%, 12/01/46	12/26 at 100.00	AA+	$2,914,808
1,095	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, School improvement Series 2012, 0.000%, 12/01/27	No Opt. Call	Aa1	1,023,179
1,560	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	AA	1,979,297
1,000	Little Miami Local School District, Warren and Clermont Counties, Ohio, General Obligation Bonds, School Improvement Series 2018A, 5.000%, 11/01/43	11/25 at 100.00	AA	1,164,830
1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2013A, 0.000%, 12/01/22	No Opt. Call	Aa1	996,550
1,000	Maumee City School District, Lucas County, Ohio, General Obligation Bonds, Capital Apprication Refunding Series 2012, 0.000%, 12/01/23	No Opt. Call	AA-	990,660
500	Medina County, Ohio, General Obligation Bonds, Courthouse Facility Improvement Limited Tax Series 2021, 4.000%, 12/01/46	6/26 at 100.00	AA+	565,760
1,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/28 – AGM Insured	No Opt. Call	A2	1,286,180
1,585	New Albany, Ohio, General Obligation Bonds, Series 2012, 5.000%, 12/01/29	6/22 at 100.00	Aaa	1,642,060
925	Oakwood City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2012, 0.000%, 12/01/21	No Opt. Call	Aa2	924,491
	Ohio State, General Obligation Bonds, Common Schools Series 2017B:
4,500	5.000%, 9/15/27	No Opt. Call	AA+	5,673,870
5,000	5.000%, 9/01/30	No Opt. Call	AA+	6,753,500
11,430	Ohio State, General Obligation Bonds, Common Schools Series 2019A, 5.000%, 6/15/37	6/29 at 100.00	AA+	14,680,349
2,000	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2014R, 5.000%, 5/01/29	5/24 at 100.00	AAA	2,250,200
	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2018V:
2,500	5.000%, 5/01/33	5/28 at 100.00	AAA	3,151,425
1,250	5.000%, 5/01/34	5/28 at 100.00	AAA	1,571,488
	Ohio State, General Obligation Bonds, Highway Capital Improvement, Series 2020W:
1,400	5.000%, 5/01/33	5/30 at 100.00	AAA	1,856,176
800	5.000%, 5/01/34	5/30 at 100.00	AAA	1,057,104
1,190	5.000%, 5/01/35	5/30 at 100.00	AAA	1,568,872
	Ohio State, General Obligation Bonds, Infrastructure Improvement Refunding Series 2020B:
350	5.000%, 8/01/32	8/28 at 100.00	AA+	445,435
270	5.000%, 8/01/36	8/28 at 100.00	AA+	340,370
	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2020C:
1,750	5.000%, 3/01/39	3/31 at 100.00	AA+	2,325,697
1,000	5.000%, 3/01/40	3/31 at 100.00	AA+	1,325,910

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obigation Bonds, School Facilities Construction & Improvement Series 2016:
$1,000	5.000%, 12/01/38	6/26 at 100.00	AAA	$1,187,490
1,875	5.000%, 12/01/41	6/26 at 100.00	AAA	2,213,156
50	Princeton City School District, Hamilton County, Ohio, Certificates of Participation, Series 2013, 5.000%, 12/01/33	12/22 at 100.00	AA-	52,679
2,380	Southwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2018A, 4.000%, 1/15/55	1/28 at 100.00	Aa2	2,695,183
4,000	South-Western City School District, Franklin and Pickaway Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2019A, 4.000%, 12/01/48	12/29 at 100.00	AA	4,665,560
3,435	Summit County, Ohio, General Obligation Bonds, Refunding, Various Purpose Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA+	3,481,166
6,000	Sycamore Community School District, Hamilton County, Ohio, General Obligation Bonds, School Improvement Series 2020, 4.000%, 12/01/45	6/29 at 100.00	AAA	7,103,280
1,200	Toledo, Ohio, General Obligation Bonds, Limited Tax Capital Improvement Series 2020, 4.000%, 12/01/35	12/30 at 100.00	A2	1,418,424
1,000	Upper Arlington City School District, Franklin County, Ohio, General Obligation Bonds, School Facilities & Improvement Series 2018A, 5.000%, 12/01/48	12/27 at 100.00	AAA	1,203,450
1,000	Westerville City School District, Franklin and Delaware Counties, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2020, 3.000%, 12/01/43	6/29 at 100.00	Aa1	1,085,220
125,080	Total Tax Obligation/General			150,844,953
	Tax Obligation/Limited – 19.3%
	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
160	5.000%, 12/01/21	10/21 at 100.00	N/R	161,499
950	5.000%, 12/01/25	10/21 at 100.00	N/R	957,733
1,165	5.000%, 12/01/30	10/21 at 100.00	N/R	1,172,852
1,890	5.000%, 12/01/35	10/21 at 100.00	N/R	1,901,075
5,500	Cleveland Public Library, Cuyahoga County, Ohio, Library Facilities Notes, Series 2019A, 4.000%, 12/01/45	12/29 at 100.00	Aa2	6,502,430
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2017B-2:
1,250	5.000%, 10/01/31	4/28 at 100.00	AA	1,578,200
1,000	5.000%, 10/01/32	4/28 at 100.00	AA	1,259,370
1,000	Columbus Metropolitan Library, Franklin County, Ohio, Special Obligation Library Fund Facilities Notes, Refunding Series 2020, 4.000%, 12/01/30	No Opt. Call	Aa2	1,250,950
500	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1, 5.000%, 12/01/51	6/29 at 100.00	N/R	556,940
1,265	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28, 144A	No Opt. Call	N/R	1,378,483
5,530	Cuyahoga County, Ohio, Economic Development Revenue Bonds, Refunding Series 2020D, 5.000%, 12/01/26	No Opt. Call	AA	6,790,619

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,000	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014, 5.000%, 12/01/28	12/24 at 100.00	AAA	$1,147,540
2,940	Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A, 5.000%, 12/01/38	12/25 at 100.00	Aa1	3,459,645
495	Fairborn City School District, Greene, Clark and Montgomery Counties, Ohio, Certificates of Participation, School Facilities Project, Series 2021, 4.000%, 12/01/37 – BAM Insured	12/28 at 100.00	AA	580,853
3,560	Franklin County Convention Facilities Authority, Ohio, Lease Appropriation Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/46	12/29 at 100.00	AA	4,415,432
	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018:
1,000	5.000%, 6/01/37	6/28 at 100.00	AAA	1,247,900
16,500	5.000%, 6/01/43	6/28 at 100.00	AAA	20,352,420
5,695	5.000%, 6/01/48	6/28 at 100.00	AAA	7,023,644
	Gahanna-Jefferson City School District, Franklin County, Ohio, Certificates of Participation, School Facilities Project, Series 2021:
1,020	4.000%, 12/01/31 – BAM Insured	12/30 at 100.00	AA	1,260,088
1,320	4.000%, 12/01/32 – BAM Insured	12/30 at 100.00	AA	1,631,454
1,375	4.000%, 12/01/33 – BAM Insured	12/30 at 100.00	AA	1,693,230
	Great Oaks Career Campuses Board of Education, Brown, Butler, Clermont, Clinton, Fayette, Greene, Hamilton, Highland, Madison, Pickaway, Ross and Warren, Ohio, Certificates of Participation, School:
1,320	4.000%, 12/01/39	12/29 at 100.00	Aa1	1,571,051
1,425	4.000%, 12/01/41	12/29 at 100.00	Aa1	1,688,155
1,675	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25	No Opt. Call	AAA	1,998,191
2,180	Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%, 12/01/30	12/26 at 100.00	AA-	2,624,349
	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B:
500	0.000%, 12/01/26 – AMBAC Insured	No Opt. Call	A1	473,700
3,300	0.000%, 12/01/28 – AMBAC Insured	No Opt. Call	A1	2,989,866
1,750	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	1,596,980
	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A:
1,235	5.000%, 12/01/25	12/21 at 100.00	A1	1,249,128
5,375	5.000%, 12/01/31	12/21 at 100.00	A1	5,431,868
	Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B:
435	0.000%, 9/01/27	No Opt. Call	Aa2	406,842
855	0.000%, 9/01/28	No Opt. Call	Aa2	781,521
1,100	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/23	10/22 at 100.00	Aa3	1,156,815
1,070	Norwood, Hamilton County, Ohio, Special Obligation Development Revenue Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46	6/27 at 100.00	N/R	1,135,377

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Ohio State, Capital Facilities Lease Appropriation Bonds, Juvenile Correctional Building Fund Projects, Series 2019A:
$2,465	5.000%, 4/01/38	4/29 at 100.00	AA	$3,121,109
2,485	5.000%, 4/01/39	4/29 at 100.00	AA	3,139,375
1,250	Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional Building Fund Projects, Series 2017A, 5.000%, 10/01/36	10/27 at 100.00	AA	1,533,663
2,245	Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional Building Fund Projects, Series 2019B, 5.000%, 10/01/31	No Opt. Call	AA	3,090,085
	Ohio State, Capital Facilities Lease-Appropriation Bonds, Cultural & Sports Facilities Building Fund Projects, Series 2021A:
1,700	5.000%, 4/01/31	No Opt. Call	AA	2,315,230
2,160	5.000%, 4/01/32	No Opt. Call	AA	2,995,099
1,200	Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation Improvement Fund Projects, Series 2017A, 5.000%, 12/01/31	12/27 at 100.00	AA	1,494,804
1,080	Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation Improvement Fund Projects, Series 2020A, 5.000%, 12/01/31	No Opt. Call	AA	1,491,988
1,250	Ohio State, Major New State Infrastructure Project Revenue Bonds, Series 2019-1, 5.000%, 12/15/31	No Opt. Call	AA	1,729,763
945	Ohio State, Major New State Infrastructure Project Revenue Bonds, Series 2021-1A, 5.000%, 12/15/32	No Opt. Call	AA	1,330,598
1,360	Ohio State, Transportation Project Revenue Bonds, Toledo-Lucas County Port Authority Seaport and Docks Project, State Transportation Infrastructure GRF Bond Fund, Series 2019-2, 5.000%, 11/15/39 (AMT)	5/27 at 100.00	AA+	1,639,371
2,095	Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2018, 5.000%, 12/01/44	12/28 at 100.00	AA	2,630,168
2,000	Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 – AGM Insured	12/25 at 100.00	AA	2,254,080
800	Port of Greater Cincinnati Development Authority, Ohio, Public Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50, 144A	12/28 at 100.00	N/R	821,552
500	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A, 6.000%, 12/01/50	12/28 at 100.00	N/R	546,630
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	1,035,210
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
8,320	4.500%, 7/01/34	7/25 at 100.00	N/R	9,211,405
1,257	4.550%, 7/01/40	7/28 at 100.00	N/R	1,446,455
500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	575,360
295	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A, 5.750%, 12/01/27	10/21 at 100.00	N/R	295,537

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Refunding Series 2012A:
$1,400	5.000%, 12/01/23	12/22 at 100.00	AA+	$1,484,252
800	5.000%, 12/01/24	12/22 at 100.00	AA+	847,728
	Riversouth Authority, Ohio, Scioto Peninsula Area Redevelopment Bonds, Payable from City of Columbus, Ohio Annual Rental Appropriations, Series 2016:
1,000	5.000%, 12/01/28	12/25 at 100.00	AA+	1,190,620
1,000	5.000%, 12/01/29	12/25 at 100.00	AA+	1,190,620
2,955	Shaker Heights Public Library, Ohio, Certificates of Participation, Series 2019, 4.000%, 12/01/44	12/24 at 100.00	Aa2	3,198,462
	Triway Local School District, Ohio, Certificates of Participation, Series 2021:
1,580	4.000%, 12/01/38 – BAM Insured	12/28 at 100.00	AA	1,840,684
2,200	4.000%, 12/01/39 – BAM Insured	12/28 at 100.00	AA	2,557,346
2,300	4.000%, 12/01/40 – BAM Insured	12/28 at 100.00	AA	2,668,598
125,477	Total Tax Obligation/Limited			147,101,992
	Transportation – 4.6%
750	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/50	1/30 at 100.00	A3	921,915
	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015:
3,500	5.000%, 12/31/35 – AGM Insured (AMT)	6/25 at 100.00	AA	3,996,825
5,245	5.000%, 12/31/39 – AGM Insured (AMT)	6/25 at 100.00	AA	5,955,750
7,725	5.000%, 6/30/53 (AMT)	6/25 at 100.00	A3	8,673,398
11,000	Ohio State, Revenue Bonds, Ohio Turnpike Commission, Refunding Series 1998A, 5.500%, 2/15/24 – FGIC Insured	No Opt. Call	Aa2	11,859,320
2,450	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.250%, 2/15/39	2/23 at 100.00	Aa3	2,622,897
1,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission, Refunding Series 2017A, 5.000%, 2/15/30	2/27 at 100.00	Aa2	1,224,230
31,670	Total Transportation			35,254,335
	U.S. Guaranteed – 16.2% (5)
4,310	Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%, 12/01/41 (Pre-refunded 12/01/26)	12/26 at 100.00	AAA	5,323,238
	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
7,000	5.000%, 1/01/29 (Pre-refunded 1/01/22)	1/22 at 100.00	A2	7,113,540
1,000	5.000%, 1/01/30 (Pre-refunded 1/01/22)	1/22 at 100.00	A2	1,016,220
3,450	5.000%, 1/01/31 (Pre-refunded 1/01/22) – AGM Insured	1/22 at 100.00	AA	3,505,959

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2013A-2:
$990	5.000%, 10/01/27 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	$1,089,703
1,150	5.000%, 10/01/30 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,265,816
1,205	5.000%, 10/01/31 (Pre-refunded 10/01/23)	10/23 at 100.00	AA	1,326,356
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2:
755	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R	827,706
2,245	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+	2,471,094
	Cleveland, Ohio, Water Revenue Bonds, Refunding Second Lien Series 2012A:
775	5.000%, 1/01/26 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	787,570
1,000	5.000%, 1/01/27 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,016,220
	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various Purpose Series 2014:
1,810	5.000%, 12/01/32 (Pre-refunded 12/01/24)	12/24 at 100.00	AAA	2,091,690
1,585	5.000%, 12/01/33 (Pre-refunded 12/01/24)	12/24 at 100.00	AAA	1,831,674
1,385	5.000%, 12/01/34 (Pre-refunded 12/01/24)	12/24 at 100.00	AAA	1,600,548
1,055	5.000%, 12/01/35 (Pre-refunded 12/01/24)	12/24 at 100.00	AAA	1,219,190
10,345	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/35 (Pre-refunded 12/01/24)	12/24 at 100.00	Aa1	11,954,992
6,000	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/24 (Pre-refunded 12/01/23)	12/23 at 100.00	AAA	6,652,560
10,300	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	Aa2	10,402,485
	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2015:
1,050	5.000%, 12/01/32 (Pre-refunded 12/01/25)	12/25 at 100.00	AAA	1,257,123
1,105	5.000%, 12/01/33 (Pre-refunded 12/01/25)	12/25 at 100.00	AAA	1,322,972
1,000	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School Improvement Series 2013, 5.250%, 1/01/38 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	1,017,040
11,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38 (Pre-refunded 1/01/23)	1/23 at 100.00	AA+	12,458,745
3,240	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB	3,278,653
275	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3	285,060
8,500	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013, 5.000%, 11/15/38 (Pre-refunded 5/15/23)	5/23 at 100.00	AA+	9,202,270
3,125	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Tender Option Bond Trust 2015-XF0225, 18.193%, 11/15/22 (Pre-refunded 1/01/30), 144A (IF) (4)	1/30 at 100.00	AA+	4,157,812

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$1,630	Northwest Local School District, Hamilton and Butler Counties, Ohio, General Obligation Bonds, School Improvement Series 2015, 5.000%, 12/01/40 (Pre-refunded 12/01/23)	12/23 at 100.00	Aa2	$1,805,323
9,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.000%, 2/15/48 (Pre-refunded 2/15/23)	2/23 at 100.00	Aa3	9,629,100
1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	Aa3	1,060,920
	Princeton City School District, Hamilton County, Ohio, Certificates of Participation, Series 2013:
560	5.000%, 12/01/33 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R	593,029
1,305	5.000%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	AA-	1,384,501
1,710	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment, Series 2012, 5.000%, 6/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa3	1,772,552
4,925	Willoughby-Eastlake City School District, Ohio, General Obligation Bonds, School Improvement Series 2016, 5.000%, 12/01/46 (Pre-refunded 12/01/25)	12/25 at 100.00	A2	5,884,981
	Wood County, Ohio, Hospital Facilities Revenue Bonds, Wood County Hospital Project, Refunding and Improvement Series 2012:
2,545	5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R	2,695,104
3,735	5.000%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R	3,955,290
112,765	Total U.S. Guaranteed			123,257,036
	Utilities – 15.7%
1,390	Akron, Ohio, Waterworks System Mortgage Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 3/01/34 – AGC Insured	9/21 at 100.00	AA	1,395,518
1,750	American Municipal Power Inc, Ohio, Combined Hydroelectric Projects Revenue Bonds, Refunding Series 2020A, 5.000%, 2/15/28	No Opt. Call	A1	2,207,083
1,500	American Municipal Power Ohio Inc, Prairie State Energy Campus Project Revenue Bonds, Series 2015A, 5.000%, 2/15/42	2/24 at 100.00	A1	1,647,675
6,500	American Municipal Power, Inc, Ohio, Greenup Hydroelectric Project Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41	2/26 at 100.00	A1	7,652,190
1,665	American Municipal Power, Inc, Ohio, Solar Electricity Prepayment Project Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44	2/29 at 100.00	A	2,048,666
	American Municipal Power, Inc, Ohio, Solar Electricity Prepayment Project Revenue Bonds, Green Bonds Series 2020A:
250	4.000%, 2/15/40	2/29 at 100.00	A	290,758
1,200	4.000%, 2/15/44	2/29 at 100.00	A	1,383,756
1,330	Butler County, Ohio, Sewer System Revenue Bonds, Refunding Series 2005, 5.000%, 12/01/23 – AGM Insured	No Opt. Call	Aa2	1,407,393
1,315	Cleveland, Ohio, Public Power System Revenue Bonds, Refunding Series 2018, 5.000%, 11/15/37 – AGM Insured	5/28 at 100.00	AA	1,615,122
	Cleveland, Ohio, Public Power System Revenue Bonds, Refunding Series 2020A:
1,000	4.000%, 11/15/35 – AGM Insured	11/29 at 100.00	AA	1,192,470
2,000	4.000%, 11/15/38 – AGM Insured	11/29 at 100.00	AA	2,367,380

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$2,000	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1, 0.000%, 11/15/33 – NPFG Insured	No Opt. Call	A-	$1,586,040
	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
4,740	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A-	3,663,546
7,500	0.000%, 11/15/38 – NPFG Insured	No Opt. Call	A-	4,937,475
2,300	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/25	12/24 at 100.00	AA+	2,653,073
	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2015:
5,000	5.000%, 6/01/30	6/26 at 100.00	AA+	6,030,450
6,750	5.000%, 6/01/32	6/26 at 100.00	AA+	8,116,537
1,115	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2020A, 5.000%, 12/01/32	12/30 at 100.00	AA+	1,492,227
	Hamilton, Ohio, Electric System Revenue Bonds, Refunding & Improvement Series 2019:
865	4.000%, 10/01/37 – BAM Insured	10/29 at 100.00	AA	1,016,877
1,000	4.000%, 10/01/38 – BAM Insured	10/29 at 100.00	AA	1,172,860
1,015	4.000%, 10/01/39 – BAM Insured	10/29 at 100.00	AA	1,187,570
1,100	Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019, 5.000%, 8/01/49 (Mandatory Put 2/01/25)	11/24 at 100.68	Aa2	1,264,692
1,745	Lebanon, Ohio, Water System Revenue Bonds, Improvement & Refunding Series 2012, 5.000%, 12/01/31	12/21 at 100.00	Aa3	1,765,940
1,000	Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/38	12/25 at 100.00	Aa3	1,118,180
5,570	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 11/15/33	5/28 at 100.00	AA+	6,957,821
820	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22 (6)	No Opt. Call	N/R	1,025
10,025	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	12,531
	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Refunding Series 2019B:
1,560	5.000%, 12/01/29	No Opt. Call	AAA	2,076,376
1,170	5.000%, 6/01/30	No Opt. Call	AAA	1,573,638
1,100	5.000%, 12/01/30	No Opt. Call	AAA	1,495,373
	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, Series 2016:
2,975	5.000%, 6/01/29	12/26 at 100.00	AAA	3,668,770
1,900	5.000%, 12/01/36	12/26 at 100.00	AAA	2,314,428
4,840	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2019, 5.000%, 6/01/44	12/29 at 100.00	AAA	6,216,254
1,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/22	No Opt. Call	AAA	1,071,832

Nuveen Ohio Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2015A, 5.000%, 6/01/26	No Opt. Call	AAA	$6,077,600
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2017A, 5.000%, 12/01/31	6/27 at 100.00	AAA	6,195,850
	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2020A:
8,000	5.000%, 12/01/37	6/30 at 100.00	AAA	10,526,240
3,000	5.000%, 12/01/50	6/30 at 100.00	AAA	3,837,210
5,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2020B, 4.000%, 12/01/38	12/30 at 100.00	AAA	6,123,200
2,060	Springboro, Ohio, Sewer System Mortgage Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/27	6/22 at 100.00	Aa2	2,132,883
115,060	Total Utilities			119,494,509
$670,907	Total Municipal Bonds (cost $692,913,207)			743,592,932

Shares	Description (1)	Value
	COMMON STOCKS – 1.7%
	Electric Utilities – 1.7%
350,634	Energy Harbor Corp, (7), (8), (9)	$13,265,536
	Total Common Stocks (cost $9,249,818)	13,265,536
	Total Long-Term Investments (cost $702,163,025)	756,858,468
	Other Assets Less Liabilities – 0.6%	4,416,396
	Net Assets – 100%	$761,274,864
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$743,592,932	$ —	$743,592,932
Common Stocks	—	13,265,536	—	13,265,536
Total	$ —	$756,858,468	$ —	$756,858,468

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 and Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 105.2%
	MUNICIPAL BONDS – 102.6%
	Consumer Discretionary – 0.2%
$105	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/46	9/27 at 100.00	CCC	$111,612
250	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	10/21 at 100.00	B1	250,387
355	Total Consumer Discretionary			361,999
	Consumer Staples – 1.3%
660	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	9/21 at 100.00	N/R	660,403
1,060	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,170,515
1,720	Total Consumer Staples			1,830,918
	Education and Civic Organizations – 6.3%
1,000	Milwaukee Redevelopment Authority, Wisconsin, Milwaukee Science Education Consortium, Inc Project, Series 2013A, 6.000%, 8/01/33	8/23 at 100.00	BBB-	1,073,810
1,750	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB-	1,890,052
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hmong American Peace Academy, Series 2020:
420	4.000%, 3/15/30	No Opt. Call	BBB	481,656
500	4.000%, 3/15/40	3/30 at 100.00	BBB	574,945
1,200	5.000%, 3/15/50	3/30 at 100.00	BBB	1,450,584
1,525	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Lawrence University, Series 2020, 4.000%, 2/01/45	2/30 at 100.00	Baa1	1,742,450
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering, Series 2021B:
500	2.125%, 4/01/39 – AGM Insured	4/31 at 100.00	AA	499,220
500	2.125%, 4/01/40 – AGM Insured	4/31 at 100.00	AA	494,695
415	2.250%, 4/01/41 – AGM Insured	4/31 at 100.00	AA	414,959
500	2.250%, 4/01/42 – AGM Insured	4/31 at 100.00	AA	496,090
8,310	Total Education and Civic Organizations			9,118,461
	Health Care – 22.9%
440	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	AA+	532,704
5,765	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc, Series 2020, 4.000%, 7/01/36	7/29 at 100.00	A	6,799,010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc Obligated Group, Tender Option Bond Trust 2015-XF0118, 13.879%, 4/01/42, 144A (IF) (4)	10/22 at 100.00	AA	$281,630
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2017C:
4,000	5.000%, 2/15/47	2/27 at 100.00	A-	4,740,080
8,565	5.000%, 2/15/47 (UB) (4)	2/27 at 100.00	A-	10,149,713
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aspirus, Inc Obligated Group, Refunding Series 2015A, 5.000%, 8/15/34	2/25 at 100.00	AA-	1,136,010
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019A:
2,000	4.000%, 12/01/44	12/29 at 100.00	A+	2,341,560
3,100	4.000%, 12/01/49	12/29 at 100.00	A+	3,607,160
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Series 2015:
250	5.000%, 12/01/23	No Opt. Call	A+	276,188
2,000	4.000%, 12/01/35	6/24 at 100.00	A+	2,153,160
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29	5/24 at 100.00	BBB+	1,101,160
175	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2020A, 4.000%, 2/15/37 – AGM Insured	2/30 at 100.00	AA	207,349
28,545	Total Health Care			33,325,724
	Housing/Multifamily – 19.4%
2,000	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30	6/23 at 100.00	N/R	2,057,580
3,020	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin - Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB-	3,111,687
2,000	Wisconsin Housing and Economic Development Authority Multi Family Housing Bonds,Western Technical College Student Housing Project, Series 2013B, 4.700%, 4/01/38	4/23 at 100.00	A	2,125,480
610	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2006A, 4.550%, 5/01/27 (AMT)	9/21 at 100.00	AA	611,489
2,125	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2015A, 4.125%, 11/01/46	5/25 at 100.00	AA	2,265,441
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2017A:
1,000	4.000%, 11/01/47	11/26 at 100.00	AA	1,083,940
2,000	4.150%, 5/01/55	11/26 at 100.00	AA	2,164,880
2,230	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2017B, 3.900%, 11/01/42	11/26 at 100.00	AA	2,419,952

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2018A:
$145	3.700%, 11/01/33	11/27 at 100.00	AA	$163,551
2,000	4.300%, 11/01/53 (UB) (4)	11/27 at 100.00	AA	2,246,880
6,720	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A, 3.375%, 5/01/57	11/28 at 100.00	AA	7,139,395
2,500	Wisconsin Housing and Economic Development Authority, Multifamily Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37, 144A	7/28 at 102.00	N/R	2,789,700
26,350	Total Housing/Multifamily			28,179,975
	Industrials – 0.9%
725	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	746,090
100	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	109,091
420	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	453,176
1,245	Total Industrials			1,308,357
	Long-Term Care – 11.0%
500	Winnebago County Housing Authority, Wisconsin, Revenue Bonds, Lutheran Homes of Oshkosh, Inc Project, Refunding Series 2015A, 4.450%, 3/01/30	10/21 at 100.00	N/R	499,990
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Clement Manor, Inc, Series 2019, 5.000%, 8/01/49	8/26 at 103.00	N/R	1,918,600
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014, 5.375%, 10/01/44	10/22 at 102.00	N/R	2,081,360
500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHM / New Richmond Senior Housing, Inc, Refunding Series 2021, 3.250%, 7/01/37	7/26 at 101.00	N/R	504,755
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc Project, Series 2018, 5.125%, 10/01/48	10/23 at 102.00	N/R	2,098,920
1,750	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	A	1,959,860
1,450	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2019A, 5.000%, 7/01/49	7/26 at 100.00	A	1,695,064
500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2019B, 5.000%, 7/01/38	7/26 at 100.00	A	591,195
185	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2015B, 5.000%, 9/15/37	9/22 at 100.00	BBB-	192,158
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Series 2021A:
1,000	4.000%, 8/15/51	8/31 at 100.00	BBB+	1,167,880
1,000	4.000%, 8/15/55	8/31 at 100.00	BBB+	1,159,120
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/44	12/22 at 102.00	N/R	2,078,500
14,885	Total Long-Term Care			15,947,402

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 1.7%
$525	Puerto Rico, General Obligation Bonds, Public improvement Series 2007A, 5.000%, 7/01/23 – AGC Insured	9/21 at 100.00	AA	$533,468
	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2011C:
675	5.250%, 7/01/27 – AGM Insured	9/21 at 100.00	AA	686,704
425	5.750%, 7/01/37 – AGM Insured	9/21 at 100.00	AA	433,394
770	Puerto Rico, General Obligation Bonds, Refunding Series 2003C-7, 6.000%, 7/01/27 – NPFG Insured	10/21 at 100.00	Baa2	797,135
2,395	Total Tax Obligation/General			2,450,701
	Tax Obligation/Limited – 29.7%
	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019:
1,790	4.000%, 6/01/36	6/29 at 100.00	AA	2,116,424
3,500	3.000%, 6/01/44	6/29 at 100.00	AA	3,745,945
10,000	0.000%, 6/01/49	6/29 at 47.10	AA	3,867,100
	Brookfield Community Development and Redevelopment Authority, Wisconsin, Community Development Revenue Bonds, Series 2015A:
1,340	3.550%, 6/01/34	6/25 at 100.00	A3	1,449,679
1,530	3.600%, 6/01/35	6/25 at 100.00	A3	1,656,302
1,250	Kaukauna Redevelopment Authority, Outagamie and Calumet Counties, Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%, 6/01/40	6/25 at 100.00	A+	1,361,713
130	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BBB+	134,793
675	Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project Revenue Bonds, Series 2008, 5.125%, 6/01/29 (AMT)	9/21 at 100.00	A2	677,234
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2016A:
800	5.000%, 11/15/30	11/26 at 100.00	A+	968,288
500	5.000%, 11/15/31	11/26 at 100.00	A+	604,895
550	5.000%, 11/15/32	11/26 at 100.00	A+	664,763
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2017:
95	4.000%, 11/15/21	No Opt. Call	A+	95,738
145	5.000%, 11/15/22	No Opt. Call	A+	153,382
630	5.000%, 11/15/28	11/26 at 100.00	A+	766,471
500	5.000%, 11/15/34	11/26 at 100.00	A+	602,635
1,000	5.000%, 11/15/35	11/26 at 100.00	A+	1,203,010
500	5.000%, 11/15/36	11/26 at 100.00	A+	600,380
1,000	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Refunding Series 2013, 4.100%, 12/01/27	12/23 at 100.00	A2	1,079,430
500	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 5.000%, 7/01/31 – AMBAC Insured	9/21 at 100.00	N/R	512,950

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
$535	5.250%, 7/01/32 – NPFG Insured	No Opt. Call	Baa2	$583,161
435	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa2	474,798
1,000	5.250%, 7/01/36 – AGC Insured	No Opt. Call	AA	1,128,200
500	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	9/21 at 100.00	AA	508,065
1,025	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007N, 5.000%, 7/01/32 – RAAI Insured	10/21 at 100.00	AA	1,041,533
3,085	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/26 – NPFG Insured	No Opt. Call	Aa3	3,701,722
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006:
120	5.000%, 10/01/25 – NPFG Insured	10/21 at 100.00	Baa2	122,041
125	5.000%, 10/01/28 – FGIC Insured	9/21 at 100.00	Baa2	127,111
	Wisconsin Center District, Appropiation Revenue Bonds, Milwaukee Arena Project, Series 2016:
390	5.000%, 12/15/27	6/26 at 100.00	Aa3	472,364
1,000	5.000%, 12/15/30	6/26 at 100.00	Aa3	1,202,250
500	5.000%, 12/15/31	6/26 at 100.00	Aa3	600,865
4,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Milwaukee Arena Project, Senior Series 2016A, 0.000%, 12/15/39 – AGM Insured	6/26 at 60.88	AA	2,227,040
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
1,125	5.250%, 12/15/23	No Opt. Call	AA	1,221,638
675	5.250%, 12/15/27	No Opt. Call	AA	816,028
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 2013A:
785	4.000%, 12/15/25	12/22 at 100.00	Baa1	820,302
500	5.000%, 12/15/29	12/22 at 100.00	Baa1	528,855
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A:
2,035	0.000%, 12/15/28 – AGM Insured	No Opt. Call	AA	1,855,554
1,945	0.000%, 12/15/31	No Opt. Call	AA	1,633,683
5,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D, 0.000%, 12/15/50 – AGM Insured	12/30 at 46.55	AA	1,839,100
51,215	Total Tax Obligation/Limited			43,165,442
	Transportation – 1.0%
55	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)	No Opt. Call	BBB+	55,831
1,000	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	1,015,500
355	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	368,984
1,410	Total Transportation			1,440,315

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 4.8% (5)
$1,300	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering Project, Series 2012, 4.100%, 4/01/32 (Pre-refunded 4/01/22) – AGM Insured	4/22 at 100.00	AA	$1,329,861
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior Series 1999:
2,025	5.250%, 12/15/23 (ETM)	No Opt. Call	AA	2,135,221
190	5.250%, 12/15/27 (ETM)	No Opt. Call	AA	231,065
10	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc, Refunding Series 2012, 5.000%, 8/15/22 (ETM)	No Opt. Call	N/R	10,461
810	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Beaver Dam Community Hospitals Inc, Series 2013A, 5.250%, 8/15/34 (Pre-refunded 8/15/23)	8/23 at 100.00	N/R	888,173
500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A, 5.000%, 9/01/36 (Pre-refunded 9/01/27)	9/27 at 100.00	N/R	622,725
10	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe Clinic Inc, Refunding Series 2016, 5.000%, 2/15/30 (Pre-refunded 8/15/25)	8/25 at 100.00	N/R	11,789
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
130	5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	A	142,181
1,520	5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	BBB+	1,662,424
6,495	Total U.S. Guaranteed			7,033,900
	Utilities – 3.4%
995	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (6)	No Opt. Call	N/R	1,244
125	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	130,320
860	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22 (6)	No Opt. Call	N/R	1,075
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	1,250
265	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (6)	No Opt. Call	N/R	331
575	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 5.000%, 7/01/30 – AGM Insured	9/21 at 100.00	AA	584,275
580	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	Baa2	604,406
790	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/28 – AGC Insured	9/21 at 100.00	AA	802,743
305	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007UU, 5.000%, 7/01/24 – AGM Insured	9/21 at 100.00	AA	309,920

Nuveen Wisconsin Municipal Bond Fund (continued)
Portfolio of Investments    August 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
$675	5.250%, 7/01/24 – NPFG Insured	No Opt. Call	Baa2	$712,861
130	5.250%, 7/01/26 – NPFG Insured	No Opt. Call	Baa2	139,828
185	5.250%, 7/01/31 – AGM Insured	No Opt. Call	AA	217,408
250	5.250%, 7/01/35 – NPFG Insured	No Opt. Call	Baa2	272,527
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/25	10/21 at 100.00	CCC	1,191,264
7,935	Total Utilities			4,969,452
$150,860	Total Municipal Bonds (cost $139,122,331)			149,132,646

Shares	Description (1)	Value
	COMMON STOCKS – 2.6%
	Electric Utilities – 2.6%
100,944	Energy Harbor Corp, (7), (8), (9)	$3,819,014
	Total Common Stocks (cost $2,869,331)	3,819,014
	Total Long-Term Investments (cost $141,991,662)	152,951,660
	Floating Rate Obligations – (5.5)%	(8,020,000)
	Other Assets Less Liabilities – 0.3%	431,048
	Net Assets – 100%	$145,362,708
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$149,132,646	$ —	$149,132,646
Common Stocks	—	3,819,014	—	3,819,014
Total	$ —	$152,951,660	$ —	$152,951,660

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.